AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 88.1%
Common Stocks — 53.2%
Aerospace & Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc.(a)	26,605	$1,158,648
Boeing Co. (The)*	86,477	19,019,751
BWX Technologies, Inc.	40,297	2,170,397
HEICO Corp. (Class A Stock)	12,698	1,503,824
Kratos Defense & Security Solutions, Inc.*	38,386	856,392
L3Harris Technologies, Inc.	62,260	13,712,142
Meggitt PLC (United Kingdom)*	957,420	9,499,854
Raytheon Technologies Corp.	31,800	2,733,528
Safran SA (France)	70,552	8,920,597
Textron, Inc.	210,434	14,690,398
TransDigm Group, Inc.*	5,154	3,219,034
Triumph Group, Inc.*	198,400	3,696,192
		81,180,757
Air Freight & Logistics — 0.3%
FedEx Corp.	77,354	16,962,959
GXO Logistics, Inc.*	4,750	372,590
United Parcel Service, Inc. (Class B Stock)	167,500	30,501,750
		47,837,299
Airlines — 0.1%
Allegiant Travel Co.*	12,200	2,384,856
Southwest Airlines Co.*	152,929	7,865,138
United Airlines Holdings, Inc.*	99,696	4,742,539
		14,992,533
Auto Components — 0.4%
Aptiv PLC*	61,887	9,219,306
Autoliv, Inc. (Sweden), SDR(a)	81,038	6,966,901
Denso Corp. (Japan)	130,400	8,524,471
Gentherm, Inc.*	28,900	2,338,877
LCI Industries(a)	5,600	753,928
Magna International, Inc. (Canada)(a)	316,902	23,843,707
Stanley Electric Co. Ltd. (Japan)	243,200	6,114,284
Stoneridge, Inc.*	30,500	621,895
Sumitomo Rubber Industries Ltd. (Japan)	268,200	3,399,959
Visteon Corp.*(a)	6,200	585,218
		62,368,546
Automobiles — 0.7%
Ferrari NV (Italy)(a)	57,841	12,095,710
General Motors Co.*	102,232	5,388,649
Honda Motor Co. Ltd. (Japan)	156,900	4,801,271
Suzuki Motor Corp. (Japan)	204,500	9,067,578
Tesla, Inc.*	50,097	38,849,222
Toyota Motor Corp. (Japan)	1,626,500	28,872,095
		99,074,525
Banks — 3.2%
Australia & New Zealand Banking Group Ltd. (Australia)	457,308	9,195,394
Bank of America Corp.	1,547,298	65,682,800
BankUnited, Inc.	80,465	3,365,046
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
BNP Paribas SA (France)	190,995	$12,193,851
Citigroup, Inc.	154,700	10,856,846
Citizens Financial Group, Inc.	281,358	13,218,199
Close Brothers Group PLC (United Kingdom)	163,568	3,376,878
DBS Group Holdings Ltd. (Singapore)	327,862	7,255,267
Dime Community Bancshares, Inc.	10,451	341,330
DNB Bank ASA (Norway)	1,004,694	22,922,001
East West Bancorp, Inc.	56,213	4,358,756
Erste Group Bank AG (Austria)	219,690	9,653,218
Fifth Third Bancorp(a)	723,384	30,700,417
Home BancShares, Inc.(a)	105,492	2,482,227
Huntington Bancshares, Inc.	1,617,861	25,012,131
ING Groep NV (Netherlands)	1,516,106	22,014,993
Intesa Sanpaolo SpA (Italy)	2,592,408	7,351,645
JPMorgan Chase & Co.	124,754	20,420,982
Lloyds Banking Group PLC (United Kingdom)	16,098,720	9,976,489
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,557,600	9,150,480
National Bank Holdings Corp. (Class A Stock)	14,218	575,545
National Bank of Canada (Canada)	253,483	19,468,519
Pacific Premier Bancorp, Inc.(a)	81,313	3,369,611
Pinnacle Financial Partners, Inc.	41,871	3,939,224
PNC Financial Services Group, Inc. (The)	108,886	21,302,457
Popular, Inc. (Puerto Rico)	49,433	3,839,461
Seacoast Banking Corp. of Florida	89,734	3,033,907
Signature Bank	61,962	16,871,013
Standard Chartered PLC (United Kingdom)	679,671	3,971,820
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	188,881	6,512,258
Svenska Handelsbanken AB (Sweden) (Class A Stock)	1,023,497	11,485,275
Towne Bank	34,839	1,083,841
United Overseas Bank Ltd. (Singapore)	680,200	12,838,939
Webster Financial Corp.	72,638	3,955,865
Wells Fargo & Co.	1,504,551	69,826,212
Westamerica BanCorp	17,000	956,420
Western Alliance Bancorp	43,209	4,702,003
		477,261,320
Beverages — 0.7%
Boston Beer Co., Inc. (The) (Class A Stock)*	3,280	1,671,980
Coca-Cola Co. (The)	654,268	34,329,442
Diageo PLC (United Kingdom)	340,851	16,469,831
Keurig Dr. Pepper, Inc.	386,389	13,199,048
Kirin Holdings Co. Ltd. (Japan)	348,500	6,452,856
Monster Beverage Corp.*	121,025	10,750,651
PepsiCo, Inc.	174,702	26,276,928
		109,150,736
Biotechnology — 1.1%
AbbVie, Inc.	482,203	52,015,237
ACADIA Pharmaceuticals, Inc.*(a)	40,000	664,400
A1

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Acceleron Pharma, Inc.*	27,000	$4,646,700
Agios Pharmaceuticals, Inc.*(a)	25,960	1,198,054
Alkermes PLC*	75,500	2,328,420
Alnylam Pharmaceuticals, Inc.*	24,000	4,531,440
Amgen, Inc.	77,441	16,467,829
Apellis Pharmaceuticals, Inc.*	9,000	296,640
Biogen, Inc.*	51,717	14,635,394
BioMarin Pharmaceutical, Inc.*	29,030	2,243,729
Blueprint Medicines Corp.*	15,423	1,585,639
Denali Therapeutics, Inc.*(a)	19,300	973,685
Exact Sciences Corp.*(a)	25,900	2,472,155
Exelixis, Inc.*	136,200	2,879,268
Fate Therapeutics, Inc.*	15,000	889,050
Generation Bio Co.*(a)	26,000	651,820
Global Blood Therapeutics, Inc.*(a)	49,300	1,256,164
Horizon Therapeutics PLC*	14,000	1,533,560
IGM Biosciences, Inc.*	800	52,608
Incyte Corp.*	50,883	3,499,733
Insmed, Inc.*(a)	93,558	2,576,587
Intellia Therapeutics, Inc.*	6,700	898,805
Ionis Pharmaceuticals, Inc.*	33,935	1,138,180
Iovance Biotherapeutics, Inc.*	24,200	596,772
Karuna Therapeutics, Inc.*(a)	9,900	1,211,067
Moderna, Inc.*	29,535	11,366,840
Neurocrine Biosciences, Inc.*	37,500	3,596,625
Novavax, Inc.*(a)	6,200	1,285,322
Radius Health, Inc.*(a)	31,000	384,710
Regeneron Pharmaceuticals, Inc.*	9,183	5,557,368
Rocket Pharmaceuticals, Inc.*(a)	15,500	463,295
Scholar Rock Holding Corp.*(a)	20,000	660,400
Seagen, Inc.*	47,574	8,078,065
TG Therapeutics, Inc.*	19,100	635,648
Ultragenyx Pharmaceutical, Inc.*	33,900	3,057,441
Vertex Pharmaceuticals, Inc.*	15,622	2,833,674
Xencor, Inc.*	34,100	1,113,706
		160,276,030
Building Products — 0.1%
Armstrong World Industries, Inc.	32,300	3,083,681
Gibraltar Industries, Inc.*	42,300	2,946,195
Insteel Industries, Inc.	43,500	1,655,175
Trex Co., Inc.*(a)	15,800	1,610,494
		9,295,545
Capital Markets — 1.4%
Apollo Global Management, Inc.	81,563	5,023,465
Bank of New York Mellon Corp. (The)(a)	119,825	6,211,728
Blackstone, Inc.	68,866	8,011,870
Bridgepoint Group PLC (United Kingdom), 144A*	932,418	6,307,916
Cboe Global Markets, Inc.	63,708	7,890,873
Charles Schwab Corp. (The)(a)	331,215	24,125,701
CME Group, Inc.	108,113	20,906,892
FactSet Research Systems, Inc.	2,200	868,516
Goldman Sachs Group, Inc. (The)	78,716	29,757,009
Intercontinental Exchange, Inc.	143,223	16,444,865
Invesco Ltd.	62,965	1,518,086
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Julius Baer Group Ltd. (Switzerland)	173,774	$11,538,206
KKR & Co., Inc.	253,288	15,420,173
Lazard Ltd. (Class A Stock)	58,836	2,694,689
Macquarie Group Ltd. (Australia)	82,459	10,722,553
MarketAxess Holdings, Inc.	10,433	4,389,059
Morgan Stanley	204,680	19,917,411
S&P Global, Inc.	7,283	3,094,474
State Street Corp.	89,026	7,542,283
Tradeweb Markets, Inc. (Class A Stock)	60,507	4,887,755
Virtus Investment Partners, Inc.	12,585	3,905,377
XP, Inc. (Brazil) (Class A Stock)*	81,745	3,283,697
		214,462,598
Chemicals — 1.2%
Air Liquide SA (France)	82,314	13,200,726
Air Products & Chemicals, Inc.	3,575	915,593
Akzo Nobel NV (Netherlands)	123,419	13,476,055
Albemarle Corp.	26,188	5,734,386
Asahi Kasei Corp. (Japan)	976,100	10,353,366
Atotech Ltd. (China)*	23,830	575,495
Axalta Coating Systems Ltd.*	44,900	1,310,631
BASF SE (Germany)	157,368	11,968,700
Borregaard ASA (Norway)	16,725	406,344
CF Industries Holdings, Inc.	60,398	3,371,416
Covestro AG (Germany), 144A	131,163	8,957,870
Croda International PLC (United Kingdom)	5,517	633,264
Element Solutions, Inc.	141,327	3,063,969
Hexpol AB (Sweden)	26,835	305,632
International Flavors & Fragrances, Inc.	47,042	6,290,456
Johnson Matthey PLC (United Kingdom)	342,211	12,266,128
Koninklijke DSM NV (Netherlands)	3,176	634,974
Linde PLC (United Kingdom)	105,918	31,074,223
Minerals Technologies, Inc.	42,900	2,996,136
PPG Industries, Inc.	5,204	744,224
Quaker Chemical Corp.(a)	7,046	1,674,975
RPM International, Inc.	142,939	11,099,213
Sherwin-Williams Co. (The)	102,847	28,769,391
Shin-Etsu Chemical Co. Ltd. (Japan)	2,500	420,429
Tosoh Corp. (Japan)	85,700	1,555,368
Umicore SA (Belgium)	164,195	9,695,253
		181,494,217
Commercial Services & Supplies — 0.2%
HNI Corp.	60,500	2,221,560
IAA, Inc.*	21,800	1,189,626
KAR Auction Services, Inc.*	151,000	2,474,890
MSA Safety, Inc.(a)	9,100	1,325,870
Stericycle, Inc.*	22,900	1,556,513
Waste Connections, Inc.	110,719	13,942,844
		22,711,303
Communications Equipment — 0.4%
Bluescape Opportunities Acquisition Corp., UTS*	13,859	142,332
Cisco Systems, Inc.	644,036	35,054,880

A2

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Harmonic, Inc.*	50,000	$437,500
Motorola Solutions, Inc.	54,226	12,597,784
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	1,595,073	17,973,549
		66,206,045
Construction & Engineering — 0.0%
Quanta Services, Inc.	4,512	513,556
Valmont Industries, Inc.	7,800	1,833,936
WillScot Mobile Mini Holdings Corp.*	80,628	2,557,520
		4,905,012
Construction Materials — 0.1%
Martin Marietta Materials, Inc.(a)	5,269	1,800,312
Vulcan Materials Co.	78,421	13,265,696
		15,066,008
Consumer Finance — 0.0%
Ally Financial, Inc.	26,083	1,331,537
PRA Group, Inc.*(a)	9,900	417,186
PROG Holdings, Inc.(a)	9,800	411,698
SLM Corp.	110,200	1,939,520
		4,099,941
Containers & Packaging — 0.4%
Amcor PLC, CDI	602,885	7,080,082
Ardagh Metal Packaging SA*	11,145	111,004
Avery Dennison Corp.	3,711	768,956
Ball Corp.(a)	196,892	17,714,373
Graphic Packaging Holding Co.	122,900	2,340,016
International Paper Co.	130,320	7,287,494
Mayr Melnhof Karton AG (Austria)	2,324	445,959
Myers Industries, Inc.	143,800	2,814,166
Packaging Corp. of America	46,325	6,366,908
Sealed Air Corp.	208,899	11,445,576
Verallia SA (France), 144A	17,038	587,641
Westrock Co.	79,779	3,975,388
		60,937,563
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	23,200	3,234,544
Chegg, Inc.*	8,800	598,576
Service Corp. International	66,630	4,015,124
Terminix Global Holdings, Inc.*	57,100	2,379,357
		10,227,601
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*	198,253	54,111,174
Challenger Ltd. (Australia)	857,039	3,833,904
Element Fleet Management Corp. (Canada)(a)	1,149,502	11,598,481
Equitable Holdings, Inc.	518,885	15,379,751
Mitsubishi HC Capital, Inc. (Japan)	840,700	4,386,327
Voya Financial, Inc.(a)	91,100	5,592,629
		94,902,266
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	739,901	$19,984,726
Cellnex Telecom SA (Spain), 144A	7,794	480,744
KT Corp. (South Korea)	206,672	5,663,750
Liberty Global PLC (United Kingdom) (Class C Stock)*	88,932	2,619,937
Nippon Telegraph & Telephone Corp. (Japan)	1,210,100	33,442,250
Telecom Italia SpA (Italy), RSP	8,906,854	3,621,057
Verizon Communications, Inc.	300,317	16,220,121
		82,032,585
Electric Utilities — 0.4%
Eversource Energy	133,609	10,923,872
Iberdrola SA (Spain)	32,382	325,032
IDACORP, Inc.	19,510	2,016,944
MGE Energy, Inc.	5,000	367,500
NextEra Energy, Inc.	304,152	23,882,015
OGE Energy Corp.	43,074	1,419,719
PG&E Corp.*	78,000	748,800
Southern Co. (The)	319,559	19,803,071
Terna Rete Elettrica Nazionale (Italy)	35,296	251,564
Xcel Energy, Inc.	58,174	3,635,875
		63,374,392
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	521,159	17,447,766
Hubbell, Inc.	13,755	2,485,116
Legrand SA (France)	94,169	10,085,874
Mitsubishi Electric Corp. (Japan)	1,313,700	18,266,715
Plug Power, Inc.*(a)	47,400	1,210,596
Prysmian SpA (Italy)	345,671	12,112,124
Schneider Electric SE	4,048	673,000
Sensata Technologies Holding PLC*	48,800	2,670,336
Shoals Technologies Group, Inc. (Class A Stock)*(a)	45,205	1,260,315
Sunrun, Inc.*(a)	8,000	352,000
Thermon Group Holdings, Inc.*	30,300	524,493
		67,088,335
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. (Class A Stock)	320,628	23,479,588
Belden, Inc.	65,850	3,836,421
CDW Corp.	44,544	8,107,899
Cognex Corp.	51,200	4,107,264
Coherent, Inc.*	10,000	2,500,900
Hamamatsu Photonics KK (Japan)	165,000	10,219,290
Keysight Technologies, Inc.*	16,009	2,630,119
Largan Precision Co. Ltd. (Taiwan)	45,000	3,508,824
Littelfuse, Inc.	13,997	3,824,960
Murata Manufacturing Co. Ltd. (Japan)	167,900	14,968,715
National Instruments Corp.	56,270	2,207,472
Omron Corp. (Japan)	84,700	8,383,536
Teledyne Technologies, Inc.*	31,065	13,344,903
Trimble, Inc.*	71,490	5,880,052
		106,999,943

A3

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services — 0.2%
Cactus, Inc. (Class A Stock)	14,233	$536,869
ChampionX Corp.*	23,067	515,778
Dril-Quip, Inc.*	28,889	727,425
Enerflex Ltd. (Canada)	40,300	295,266
Halliburton Co.(a)	660,081	14,270,951
NexTier Oilfield Solutions, Inc.*(a)	439,300	2,020,780
TechnipFMC PLC (United Kingdom)*(a)	123,145	927,282
Tenaris SA	42,217	441,151
Tidewater, Inc.*	56,965	686,998
Worley Ltd. (Australia)	1,090,062	7,735,467
		28,157,967
Entertainment — 0.7%
AMC Entertainment Holdings, Inc. (Class A Stock)*(a)	31,660	1,204,980
Electronic Arts, Inc.	72,607	10,328,346
Liberty Media Corp.-Liberty Formula One (Class C Stock) *	70,203	3,609,136
Netflix, Inc.*	75,687	46,194,803
Playtika Holding Corp.*(a)	184,400	5,094,972
Roku, Inc.*	11,500	3,603,525
Walt Disney Co. (The)*(a)	160,634	27,174,454
Warner Music Group Corp. (Class A Stock)	32,686	1,397,000
Zynga, Inc. (Class A Stock)*	176,410	1,328,367
		99,935,583
Equity Real Estate Investment Trusts (REITs) — 1.8%
Acadia Realty Trust	244,742	4,995,184
Agree Realty Corp.	298	19,737
Alexandria Real Estate Equities, Inc.	45,710	8,733,810
American Campus Communities, Inc.	38,434	1,862,127
American Tower Corp.	75,315	19,989,354
Apartment Income REIT Corp.	23,797	1,161,532
Apple Hospitality REIT, Inc.	128,800	2,026,024
AvalonBay Communities, Inc.	58,696	13,009,381
Big Yellow Group PLC (United Kingdom)	18,140	340,032
Camden Property Trust	111,512	16,444,675
Canadian Apartment Properties REIT (Canada)	11,354	529,871
CapitaLand Integrated Commercial Trust (Singapore)	433,500	643,805
CubeSmart	152,604	7,393,664
Daiwa Office Investment Corp. (Japan)	86	580,476
Derwent London PLC (United Kingdom)	21,141	985,942
Douglas Emmett, Inc.	143,019	4,520,831
EastGroup Properties, Inc.	31,671	5,277,339
EPR Properties	2,235	110,364
Equinix, Inc.	23,341	18,442,424
Equity LifeStyle Properties, Inc.	126,447	9,875,511
Equity Residential	120,626	9,761,056
Essential Properties Realty Trust, Inc.	3,867	107,967
Essex Property Trust, Inc.	27,649	8,840,491
Federal Realty Investment Trust	7,690	907,343
First Industrial Realty Trust, Inc.	58,331	3,037,878
Gecina SA (France)	2,431	327,677
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Goodman Group (Australia)	50,230	$776,179
Great Portland Estates PLC (United Kingdom)	998,015	10,009,971
Healthcare Realty Trust, Inc.	80,407	2,394,520
Healthcare Trust of America, Inc. (Class A Stock)(a)	34,234	1,015,380
Highwoods Properties, Inc.	13,109	574,961
Hoshino Resorts REIT, Inc. (Japan)	42	277,465
Host Hotels & Resorts, Inc.*	24,295	396,737
Industrial & Infrastructure Fund Investment Corp. (Japan)	379	691,785
Inmobiliaria Colonial Socimi SA (Spain)	35,630	345,935
Innovative Industrial Properties, Inc.	168	38,837
Invitation Homes, Inc.	45,000	1,724,850
Japan Metropolitan Fund Investment Corp. (Japan)	444	426,987
JBG SMITH Properties	68,200	2,019,402
Kilroy Realty Corp.	29,419	1,947,832
Kimco Realty Corp.	21,410	444,257
Lexington Realty Trust	1,968	25,092
Mapletree Industrial Trust (Singapore)	177,824	363,527
Mitsui Fudosan Logistics Park, Inc. (Japan)	120	636,185
National Retail Properties, Inc.	3,273	141,361
Pebblebrook Hotel Trust(a)	72,236	1,618,809
PotlatchDeltic Corp.	55,703	2,873,161
Prologis, Inc.	221,846	27,826,144
PS Business Parks, Inc.	22,889	3,587,622
Public Storage	18,635	5,536,458
Rayonier, Inc.	49,909	1,780,753
Realty Income Corp.(a)	4,978	322,873
Regency Centers Corp.	32,357	2,178,597
Rexford Industrial Realty, Inc.	86,244	4,894,347
Saul Centers, Inc.	28,200	1,242,492
SBA Communications Corp.	6,552	2,165,895
Scentre Group (Australia)	3,497,246	7,487,001
Simon Property Group, Inc.	44,051	5,725,308
SL Green Realty Corp.(a)	15,667	1,109,850
Spirit Realty Capital, Inc.	940	43,278
STORE Capital Corp.	6,316	202,301
Summit Industrial Income REIT (Canada)(a)	79,239	1,303,759
Sun Communities, Inc.	26,830	4,966,233
Sunstone Hotel Investors, Inc.*	101,217	1,208,531
Terreno Realty Corp.	89,838	5,680,457
UNITE Group PLC (The) (United Kingdom)	33,913	497,849
VEREIT, Inc.	5,094	230,402
VICI Properties, Inc.(a)	27,700	786,957
Welltower, Inc.	204,779	16,873,790
Weyerhaeuser Co.	30,262	1,076,419
WP Carey, Inc.	25,994	1,898,602
		267,293,646
Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.	15,200	2,864,440
Costco Wholesale Corp.	64,895	29,160,568
Seven & i Holdings Co. Ltd. (Japan)	364,900	16,577,850

A4

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Sprouts Farmers Market, Inc.*(a)	65,170	$1,509,989
Walmart, Inc.	93,681	13,057,258
Welcia Holdings Co. Ltd. (Japan)	156,700	5,632,632
		68,802,737
Food Products — 0.8%
Barry Callebaut AG (Switzerland)	3,417	7,764,134
Bunge Ltd.(a)	37,770	3,071,456
Conagra Brands, Inc.	116,681	3,951,985
Darling Ingredients, Inc.*	57,190	4,111,961
Freshpet, Inc.*	9,043	1,290,346
Mondelez International, Inc. (Class A Stock)	360,555	20,977,090
Mowi ASA (Norway), ADR	43,400	1,098,020
Mriya Agro Holding PLC (Ukraine)*^	1,223	17
Mriya Recovery Certificates (Ukraine)*^	1,359,527	15,748
Nestle SA (Switzerland)	485,351	58,530,230
Post Holdings, Inc.*	27,200	2,996,352
Sanderson Farms, Inc.	1,735	326,527
TreeHouse Foods, Inc.*(a)	52,100	2,077,748
Tyson Foods, Inc. (Class A Stock)	98,042	7,739,436
Wilmar International Ltd. (China)	3,380,800	10,431,172
		124,382,222
Gas Utilities — 0.1%
Atmos Energy Corp.	12,962	1,143,248
Beijing Enterprises Holdings Ltd. (China)	972,500	3,879,670
Chesapeake Utilities Corp.	18,420	2,211,321
National Fuel Gas Co.(a)	20,000	1,050,400
ONE Gas, Inc.	15,398	975,771
Southwest Gas Holdings, Inc.	10,063	673,014
		9,933,424
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	151,810	17,933,315
Alcon, Inc. (Switzerland)	65,450	5,311,037
Atrion Corp.(a)	2,400	1,674,000
Avanos Medical, Inc.*	71,300	2,224,560
Becton, Dickinson & Co.	121,408	29,844,515
Cooper Cos., Inc. (The)(a)	6,281	2,596,000
Danaher Corp.	94,043	28,630,451
Elekta AB (Sweden) (Class B Stock)	632,227	7,086,254
Envista Holdings Corp.*	60,348	2,523,150
Hologic, Inc.*	108,487	8,007,425
ICU Medical, Inc.*	6,000	1,400,280
Insulet Corp.*	4,604	1,308,595
Intuitive Surgical, Inc.*	42,464	42,215,586
Koninklijke Philips NV (Netherlands)	425,216	18,878,145
Masimo Corp.*	2,800	757,988
Medtronic PLC	57,161	7,165,131
Nevro Corp.*	8,700	1,012,506
Novocure Ltd.*	8,700	1,010,679
Penumbra, Inc.*(a)	13,300	3,544,450
Quidel Corp.*	6,138	866,379
Shockwave Medical, Inc.*	8,700	1,791,156
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Siemens Healthineers AG (Germany), 144A	234,713	$15,233,659
Stryker Corp.	73,783	19,458,053
		220,473,314
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.*	64,600	4,120,188
Amedisys, Inc.*	3,600	536,760
Anthem, Inc.	46,091	17,182,725
Centene Corp.*	155,163	9,668,207
Cigna Corp.	48,031	9,613,885
Clover Health Investments Corp.*	2,155	15,925
CVS Health Corp.	127,284	10,801,320
Fresenius SE & Co. KGaA (Germany)	300,239	14,384,269
Guardant Health, Inc.*(a)	12,300	1,537,623
HCA Healthcare, Inc.	45,149	10,958,565
Humana, Inc.	33,389	12,993,329
McKesson Corp.	13,165	2,624,838
Molina Healthcare, Inc.*	19,327	5,243,608
Pennant Group, Inc. (The)*	8,600	241,574
Select Medical Holdings Corp.	102,800	3,718,276
UnitedHealth Group, Inc.	144,911	56,622,524
US Physical Therapy, Inc.(a)	4,000	442,400
		160,706,016
Health Care Technology — 0.1%
Multiplan Corp.*(a)	70,000	394,100
Phreesia, Inc.*(a)	30,200	1,863,340
Teladoc Health, Inc.*(a)	9,141	1,159,170
Veeva Systems, Inc. (Class A Stock)*	24,774	7,139,124
		10,555,734
Hotels, Restaurants & Leisure — 1.1%
Airbnb, Inc. (Class A Stock)*	31,896	5,350,554
Aramark	56,997	1,872,921
Booking Holdings, Inc.*	7,784	18,478,204
Chipotle Mexican Grill, Inc.*	8,551	15,541,614
Choice Hotels International, Inc.	25,500	3,222,435
Compass Group PLC (United Kingdom)*	663,622	13,537,308
DraftKings, Inc. (Class A Stock)*(a)	37,800	1,820,448
Hilton Worldwide Holdings, Inc.*	90,463	11,951,067
Huazhu Group Ltd. (China), ADR*(a)	11,560	530,142
Jack in the Box, Inc.(a)	22,773	2,216,496
Kyoritsu Maintenance Co. Ltd. (Japan)	16,800	654,185
Las Vegas Sands Corp.*	88,143	3,226,034
Marriott International, Inc. (Class A Stock)*	100,426	14,872,086
Marriott Vacations Worldwide Corp.	10,000	1,573,300
McDonald’s Corp.	81,349	19,614,057
MGM Resorts International	178,830	7,716,514
Papa John’s International, Inc.	11,700	1,485,783
Planet Fitness, Inc. (Class A Stock)*	13,441	1,055,791
Red Robin Gourmet Burgers, Inc.*	63,500	1,464,310
Starbucks Corp.	214,767	23,690,948
Vail Resorts, Inc.*	8,700	2,906,235
Whitbread PLC (United Kingdom)*	13,868	613,109

A5

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Wingstop, Inc.(a)	7,500	$1,229,475
Wynn Resorts Ltd.*(a)	38,544	3,266,604
		157,889,620
Household Durables — 0.3%
Meritage Homes Corp.*	32,000	3,104,000
NVR, Inc.*	1,475	7,071,268
Panasonic Corp. (Japan)	857,800	10,641,608
Persimmon PLC (United Kingdom)	285,982	10,292,250
Sony Group Corp. (Japan)	151,800	16,843,513
Tempur Sealy International, Inc.	66,600	3,090,906
		51,043,545
Household Products — 0.4%
Colgate-Palmolive Co.	68,898	5,207,311
Kimberly-Clark Corp.(a)	82,719	10,955,304
Procter & Gamble Co. (The)	321,030	44,879,994
		61,042,609
Independent Power & Renewable Electricity Producers — 0.0%
Electric Power Development Co. Ltd. (Japan)	325,000	4,696,343
Vistra Corp.	50,400	861,840
		5,558,183
Industrial Conglomerates — 1.1%
3M Co.	99,562	17,465,166
DCC PLC (United Kingdom)	109,971	9,154,021
General Electric Co.	425,374	43,826,283
Honeywell International, Inc.	80,939	17,181,731
Melrose Industries PLC (United Kingdom)	5,484,339	12,792,067
Roper Technologies, Inc.	43,568	19,436,992
Siemens AG (Germany)	263,099	43,009,957
		162,866,217
Insurance — 2.0%
AIA Group Ltd. (Hong Kong)	537,600	6,212,113
American International Group, Inc.	487,095	26,736,645
Arch Capital Group Ltd.*	35,200	1,343,936
Assurant, Inc.	61,675	9,729,231
Aviva PLC (United Kingdom)	1,543,950	8,212,911
AXA SA (France)	935,254	25,963,644
Axis Capital Holdings Ltd.	69,822	3,214,605
Chubb Ltd.	127,324	22,088,168
CNA Financial Corp.	8,900	373,444
Direct Line Insurance Group PLC (United Kingdom)	1,584,888	6,167,957
Fidelity National Financial, Inc.	34,300	1,555,162
First American Financial Corp.	33,133	2,221,568
Hanover Insurance Group, Inc. (The)	10,744	1,392,637
Hartford Financial Services Group, Inc. (The)	262,013	18,406,413
Kemper Corp.	36,900	2,464,551
Markel Corp.*	1,600	1,912,208
Marsh & McLennan Cos., Inc.	57,946	8,774,763
MetLife, Inc.	218,216	13,470,474
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	94,484	$25,771,278
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	8,570,000	8,327,371
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	659,000	4,489,767
Progressive Corp. (The)(a)	39,190	3,542,384
RenaissanceRe Holdings Ltd. (Bermuda)	99,786	13,910,168
Sampo OYJ (Finland) (Class A Stock)	369,097	18,303,652
Selective Insurance Group, Inc.	42,400	3,202,472
State Auto Financial Corp.	27,050	1,378,197
Storebrand ASA (Norway)	1,316,784	12,548,437
Sun Life Financial, Inc. (Canada)	376,071	19,358,779
Tokio Marine Holdings, Inc. (Japan)	288,500	15,456,543
Zurich Insurance Group AG (Switzerland)	31,471	12,891,245
		299,420,723
Interactive Media & Services — 2.8%
Alphabet, Inc. (Class A Stock)*	33,494	89,546,879
Alphabet, Inc. (Class C Stock)*	56,167	149,702,467
Facebook, Inc. (Class A Stock)*	397,268	134,828,786
IAC/InterActiveCorp*(a)	19,300	2,514,597
NAVER Corp. (South Korea)	32,536	10,590,932
Pinterest, Inc. (Class A Stock)*	67,200	3,423,840
Snap, Inc. (Class A Stock)*(a)	108,900	8,044,443
Tencent Holdings Ltd. (China)	84,900	5,113,850
Vimeo, Inc.*(a)	31,333	920,250
Z Holdings Corp. (Japan)	1,371,100	8,759,728
Zillow Group, Inc. (Class C Stock)*(a)	9,900	872,586
		414,318,358
Internet & Direct Marketing Retail — 1.7%
Alibaba Group Holding Ltd. (China), ADR*	23,589	3,492,352
Amazon.com, Inc.*	62,211	204,365,623
ASOS PLC (United Kingdom)*	230,936	9,319,544
Coupang, Inc. (South Korea)*(a)	73,033	2,033,969
DoorDash, Inc. (Class A Stock)*(a)	30,967	6,378,583
RealReal, Inc. (The)*(a)	42,300	557,514
THG PLC (United Kingdom)*	459,011	3,128,396
Wayfair, Inc. (Class A Stock)*(a)	12,918	3,300,678
Zalando SE (Germany), 144A*	142,517	13,034,309
		245,610,968
IT Services — 2.4%
Accenture PLC (Class A Stock)	106,206	33,977,423
Affirm Holdings, Inc.*(a)	8,600	1,024,518
Amadeus IT Group SA (Spain)*	95,826	6,284,118
Cloudflare, Inc. (Class A Stock)*	8,200	923,730
Cognizant Technology Solutions Corp. (Class A Stock)	184,776	13,712,227
EPAM Systems, Inc.*	11,974	6,830,928
Euronet Worldwide, Inc.*	21,207	2,699,227

A6

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Fidelity National Information Services, Inc.	186,924	$22,744,912
Fiserv, Inc.*	424,442	46,051,957
FleetCor Technologies, Inc.*	90,109	23,542,778
Global Payments, Inc.	181,007	28,523,083
GoDaddy, Inc. (Class A Stock)*	20,837	1,452,339
Mastercard, Inc. (Class A Stock)	110,273	38,339,717
MongoDB, Inc.*(a)	9,600	4,526,496
NTT Data Corp. (Japan)	1,089,500	21,061,288
Okta, Inc.*	12,659	3,004,487
Snowflake, Inc. (Class A Stock)*	21,400	6,472,002
Square, Inc. (Class A Stock)*(a)	41,700	10,001,328
Twilio, Inc. (Class A Stock)*	20,695	6,602,740
VeriSign, Inc.*	52,607	10,784,961
Visa, Inc. (Class A Stock)(a)	305,928	68,145,462
WEX, Inc.*	10,523	1,853,521
		358,559,242
Leisure Products — 0.0%
Mattel, Inc.*	59,900	1,111,744
Peloton Interactive, Inc. (Class A Stock)*	47,526	4,137,138
		5,248,882
Life Sciences Tools & Services — 0.5%
Adaptive Biotechnologies Corp.*	20,300	689,997
Agilent Technologies, Inc.	121,961	19,212,516
Avantor, Inc.*	92,086	3,766,317
Bruker Corp.	48,980	3,825,338
Evotec SE (Germany)*	151,408	7,175,892
PPD, Inc.*	15,417	721,362
Repligen Corp.*	6,200	1,791,738
Thermo Fisher Scientific, Inc.	66,632	38,068,861
		75,252,021
Machinery — 1.1%
AGCO Corp.	26,974	3,305,124
Alamo Group, Inc.	7,419	1,035,173
Atlas Copco AB (Sweden) (Class B Stock)	7,219	367,557
Caterpillar, Inc.	17,876	3,431,656
Chart Industries, Inc.*(a)	12,445	2,378,364
Colfax Corp.*	24,000	1,101,600
Cummins, Inc.	88,854	19,953,054
Deere & Co.	2,121	710,684
Epiroc AB (Sweden) (Class A Stock)	111,103	2,299,150
Epiroc AB (Sweden) (Class B Stock)	31,760	563,475
Flowserve Corp.	111,393	3,861,995
Fortive Corp.	203,308	14,347,446
Graco, Inc.	13,300	930,601
Helios Technologies, Inc.	39,600	3,251,556
Hillenbrand, Inc.	51,259	2,186,196
IMI PLC (United Kingdom)	10,948	245,709
Ingersoll Rand, Inc.*	177,099	8,927,561
Kadant, Inc.(a)	1,800	367,380
KION Group AG (Germany)	151,910	14,171,086
Knorr-Bremse AG (Germany)	57,005	6,104,934
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Meritor, Inc.*	94,300	$2,009,533
Metso Outotec OYJ (Finland)	131,610	1,202,331
Middleby Corp. (The)*	25,195	4,295,999
Mueller Water Products, Inc. (Class A Stock)	202,700	3,085,094
Otis Worldwide Corp.	172,025	14,154,217
PACCAR, Inc.	234,180	18,481,486
Parker-Hannifin Corp.	34,704	9,703,933
Sandvik AB (Sweden)	111,937	2,557,568
SMC Corp. (Japan)	8,000	5,005,762
Snap-on, Inc.	9,476	1,980,010
Terex Corp.	7,300	307,330
THK Co. Ltd. (Japan)	174,100	3,825,032
Timken Co. (The)	17,494	1,144,458
Toro Co. (The)	16,400	1,597,524
Weir Group PLC (The) (United Kingdom)*	80,718	1,816,518
		160,707,096
Media — 0.9%
Cable One, Inc.	2,233	4,048,719
Charter Communications, Inc. (Class A Stock)*	26,821	19,513,887
Comcast Corp. (Class A Stock)	927,873	51,895,937
CyberAgent, Inc. (Japan)	814,100	15,679,965
DISH Network Corp. (Class A Stock)*	25,730	1,118,226
Liberty Broadband Corp. (Class C Stock)*	118,030	20,383,781
Stroeer SE & Co. KGaA (Germany)	75,794	6,252,371
WPP PLC (United Kingdom)	986,073	13,211,920
		132,104,806
Metals & Mining — 0.8%
Alrosa PJSC (Russia)	1,153,070	2,107,215
Anglo American PLC (South Africa)	32,208	1,137,668
Antofagasta PLC (Chile)	633,544	11,453,611
BHP Group Ltd. (Australia)	462,728	12,541,179
BHP Group PLC (Australia)	610,018	15,405,327
Boliden AB (Sweden)	111,469	3,574,746
Carpenter Technology Corp.	49,400	1,617,356
Constellium SE*	54,938	1,031,736
ERO Copper Corp. (Canada)*	81,220	1,440,235
Franco-Nevada Corp. (Canada)	6,153	799,365
Granges AB (Sweden)	104,245	1,252,626
IGO Ltd. (Australia)	2,590,010	16,470,629
Impala Platinum Holdings Ltd. (South Africa)	13,636	154,576
K92 Mining, Inc. (Canada)*	179,032	860,812
Karora Resources, Inc. (Canada)*	16,565	43,289
Kirkland Lake Gold Ltd. (Canada)	59,454	2,476,546
MAG Silver Corp. (Canada)*(a)	54,419	881,588
MMC Norilsk Nickel PJSC (Russia)	3,259	973,375
Nippon Steel Corp. (Japan)	56,600	1,027,591
Norsk Hydro ASA (Norway)	105,783	794,045
Northern Star Resources Ltd. (Australia)	386,067	2,377,653
Nucor Corp.	12,992	1,279,582
OZ Minerals Ltd. (Australia)	70,168	1,136,686

A7

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Pan American Silver Corp. (Canada)	16,086	$374,321
Perseus Mining Ltd. (Australia)*	1,902,032	1,915,275
Polyus PJSC (Russia)	5,493	902,127
Reliance Steel & Aluminum Co.	35,613	5,072,004
Rio Tinto Ltd. (Australia)	80,683	5,814,143
Rio Tinto PLC (Australia)	29,680	1,954,349
Royal Gold, Inc.	2,200	210,078
Sibanye Stillwater Ltd. (South Africa)	155,879	479,980
South32 Ltd. (Australia)	2,727,578	6,918,420
Southern Copper Corp. (Peru)	22,864	1,283,585
Steel Dynamics, Inc.	104,170	6,091,862
Vale SA (Brazil)	79,292	1,104,402
Wesdome Gold Mines Ltd. (Canada)*	374,429	3,000,517
Wheaton Precious Metals Corp. (Brazil)	14,141	532,325
		116,490,824
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	88,222	742,829
Capstead Mortgage Corp.	90,000	602,100
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	14,000	748,720
PennyMac Mortgage Investment Trust	70,000	1,378,300
		3,471,949
Multiline Retail — 0.2%
Dollar General Corp.	52,219	11,077,739
Dollar Tree, Inc.*	54,860	5,251,199
Kohl’s Corp.	25,800	1,214,922
Next PLC (United Kingdom)	101,291	11,103,663
Ollie’s Bargain Outlet Holdings, Inc.*(a)	27,570	1,661,920
		30,309,443
Multi-Utilities — 0.7%
Ameren Corp.	222,523	18,024,363
CMS Energy Corp.	115,105	6,875,222
Dominion Energy, Inc.	278,595	20,343,007
Engie SA (France)	1,313,264	17,237,811
National Grid PLC (United Kingdom)	955,838	11,437,379
Public Service Enterprise Group, Inc.	92,350	5,624,115
Sempra Energy(a)	168,825	21,356,362
WEC Energy Group, Inc.	70,525	6,220,305
		107,118,564
Oil, Gas & Consumable Fuels — 1.3%
Aker BP ASA (Norway)	17,381	566,257
Cheniere Energy, Inc.*	15,814	1,544,553
Chevron Corp.	176,812	17,937,578
ConocoPhillips	504,619	34,198,030
Devon Energy Corp.	145,807	5,177,607
Enbridge, Inc. (Canada)	8,382	333,604
EOG Resources, Inc.	224,537	18,023,585
Equinor ASA (Norway)	859,387	21,824,224
Equitrans Midstream Corp.	150,600	1,527,084
Exxon Mobil Corp.	277,720	16,335,491
Galp Energia SGPS SA (Portugal)	135,110	1,527,354
Hess Corp.	10,275	802,580
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Lundin Energy AB (Sweden)	22,912	$853,281
Magnolia Oil & Gas Corp. (Class A Stock)(a)	296,981	5,283,292
Marathon Petroleum Corp.(a)	116,894	7,225,218
NAC Kazatomprom JSC (Kazakhstan), GDR	22,704	817,573
Pioneer Natural Resources Co.	9,420	1,568,524
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR(a)	182,278	8,069,447
Targa Resources Corp.	103,420	5,089,298
TC Energy Corp. (Canada)	15,033	722,937
Texas Pacific Land Corp.(a)	700	846,552
TotalEnergies SE (France)	470,327	22,440,832
TotalEnergies SE (France), ADR(a)	300,038	14,380,821
		187,095,722
Paper & Forest Products — 0.1%
Domtar Corp.*	12,200	665,388
Mondi PLC (Austria)	38,710	951,130
Stora Enso OYJ (Finland) (Class R Stock)	630,395	10,531,299
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	25,140	390,500
UPM-Kymmene OYJ (Finland)	24,981	885,610
West Fraser Timber Co. Ltd. (Canada) (XTSE)	4,038	340,103
West Fraser Timber Co. Ltd. (Canada) (NYSE)	13,200	1,111,836
		14,875,866
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	39,898	11,966,607
L’Oreal SA (France)	47,945	19,783,488
Pola Orbis Holdings, Inc. (Japan)	102,000	2,349,467
Unilever PLC (United Kingdom)	667,261	36,093,616
		70,193,178
Pharmaceuticals — 2.5%
Arvinas, Inc.*	9,616	790,243
Astellas Pharma, Inc. (Japan)	1,542,300	25,417,661
AstraZeneca PLC (United Kingdom), ADR(a)	760,338	45,665,900
Bayer AG (Germany)	275,161	14,947,018
Bristol-Myers Squibb Co.	41,000	2,425,970
Elanco Animal Health, Inc.*	657,056	20,953,516
Eli Lilly & Co.	212,151	49,017,489
GlaxoSmithKline PLC (United Kingdom), ADR(a)	312,096	11,925,188
Ipsen SA (France)	62,199	5,945,709
Johnson & Johnson	204,940	33,097,810
Merck & Co., Inc.	206,715	15,526,364
Novartis AG (Switzerland)	315,340	25,825,504
Otsuka Holdings Co. Ltd. (Japan)	254,300	10,884,136
Pacira BioSciences, Inc.*	17,834	998,704
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	7,500	754,575

A8

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Roche Holding AG (Switzerland)	98,383	$35,968,946
Roche Holding AG (Switzerland), ADR(a)	102,506	4,660,948
Sanofi (France)	288,428	27,724,821
Sanofi (France), ADR(a)	304,187	14,664,855
Takeda Pharmaceutical Co. Ltd. (Japan), ADR(a)	251,723	4,123,223
Zoetis, Inc.	115,402	22,404,144
		373,722,724
Professional Services — 0.5%
ALS Ltd. (Australia)	70,990	643,026
Booz Allen Hamilton Holding Corp.	27,840	2,209,104
Clarivate PLC*	182,632	3,999,641
CoStar Group, Inc.*	121,731	10,476,170
Equifax, Inc.	8,085	2,048,901
Korn Ferry	17,200	1,244,592
Leidos Holdings, Inc.	98,106	9,430,930
ManTech International Corp. (Class A Stock)	8,000	607,360
Recruit Holdings Co. Ltd. (Japan)	271,700	16,540,058
TechnoPro Holdings, Inc. (Japan)	395,400	11,868,504
Teleperformance (France)	24,348	9,575,290
TransUnion	48,500	5,447,035
Upwork, Inc.*	25,500	1,148,265
		75,238,876
Real Estate Management & Development — 0.2%
China Resources Mixc Lifestyle Services Ltd. (China), 144A	73,600	406,281
CTP NV (Netherlands), 144A	30,033	654,461
Fabege AB (Sweden)	38,780	585,614
Heiwa Real Estate Co. Ltd. (Japan)	11,800	407,886
Hongkong Land Holdings Ltd. (Hong Kong)	124,600	596,383
Howard Hughes Corp. (The)*	11,761	1,032,733
Kojamo OYJ (Finland)	39,902	827,014
LEG Immobilien SE (Germany)	6,110	862,690
Mitsui Fudosan Co. Ltd. (Japan)	739,300	17,568,890
Opendoor Technologies, Inc.*(a)	219,036	4,496,809
PSP Swiss Property AG (Switzerland)	2,936	354,135
Shurgard Self Storage SA (Belgium)	8,299	457,276
St. Joe Co. (The)	59,800	2,517,580
Sun Hung Kai Properties Ltd. (Hong Kong)	96,166	1,197,790
Tokyo Tatemono Co. Ltd. (Japan)	29,000	458,245
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	110,000	565,120
		32,988,907
Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)(a)	90,476	5,887,273
Central Japan Railway Co. (Japan)	58,200	9,271,242
CSX Corp.	444,125	13,208,278
Lyft, Inc. (Class A Stock)*	11,600	621,644
Norfolk Southern Corp.	54,325	12,997,256
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Ryder System, Inc.	37,100	$3,068,541
Saia, Inc.*	3,900	928,317
Uber Technologies, Inc.*	138,400	6,200,320
Union Pacific Corp.	2,343	459,252
XPO Logistics, Inc.*	4,750	378,005
		53,020,128
Semiconductors & Semiconductor Equipment — 2.7%
Advanced Micro Devices, Inc.*(a)	315,513	32,466,288
Analog Devices, Inc.	55,056	9,220,779
Applied Materials, Inc.	26,358	3,393,065
ASML Holding NV (Netherlands)	44,142	32,959,855
Broadcom, Inc.	97,289	47,178,355
CMC Materials, Inc.	11,100	1,367,853
Cree, Inc.*(a)	14,423	1,164,369
Entegris, Inc.(a)	48,668	6,127,301
Lam Research Corp.	4,149	2,361,403
Lattice Semiconductor Corp.*	33,900	2,191,635
Marvell Technology, Inc.	126,766	7,645,257
Microchip Technology, Inc.	64,350	9,877,081
NVIDIA Corp.	273,023	56,559,445
NXP Semiconductors NV (China)	93,315	18,277,609
ON Semiconductor Corp.*	85,359	3,906,881
QUALCOMM, Inc.	232,408	29,975,984
Renesas Electronics Corp. (Japan)*	530,000	6,593,990
SolarEdge Technologies, Inc.*	2,600	689,572
SUMCO Corp. (Japan)	16,900	338,296
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,036,749	42,037,051
Texas Instruments, Inc.	290,784	55,891,593
Tokyo Electron Ltd. (Japan)	30,500	13,560,872
Xilinx, Inc.	152,391	23,009,517
		406,794,051
Software — 3.7%
Anaplan, Inc.*	22,900	1,394,381
Avalara, Inc.*	22,166	3,873,952
Bill.com Holdings, Inc.*	7,600	2,028,820
Black Knight, Inc.*	29,375	2,115,000
Citrix Systems, Inc.	112,234	12,050,564
CommVault Systems, Inc.*	24,396	1,837,263
Coupa Software, Inc.*	9,110	1,996,730
Crowdstrike Holdings, Inc. (Class A Stock)*	25,931	6,373,321
Datadog, Inc. (Class A Stock)*	31,000	4,381,850
DocuSign, Inc.*	25,570	6,582,485
Dynatrace, Inc.*	10,199	723,823
Fair Isaac Corp.*	1,300	517,309
Five9, Inc.*	24,746	3,952,926
Fortinet, Inc.*	14,605	4,265,244
HubSpot, Inc.*(a)	9,829	6,645,289
Intuit, Inc.	48,323	26,070,742
Manhattan Associates, Inc.*	9,200	1,407,876
Microsoft Corp.(a)	1,067,205	300,866,424
NortonLifeLock, Inc.(a)	567,247	14,351,349
Nuance Communications, Inc.*	30,800	1,695,232
Palantir Technologies, Inc. (Class A Stock)*	60,000	1,442,400

A9

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Palo Alto Networks, Inc.*(a)	9,937	$4,759,823
Paylocity Holding Corp.*	18,628	5,223,291
RingCentral, Inc. (Class A Stock)*	10,602	2,305,935
salesforce.com, Inc.*	215,817	58,533,887
SAP SE (Germany)	122,516	16,582,252
Splunk, Inc.*	19,396	2,806,795
SPS Commerce, Inc.*	21,116	3,406,222
SS&C Technologies Holdings, Inc.	32,369	2,246,409
Trade Desk, Inc. (The) (Class A Stock)*	47,620	3,347,686
UiPath, Inc. (Class A Stock)*(a)	30,000	1,578,300
VMware, Inc. (Class A Stock)*(a)	9,343	1,389,304
Workday, Inc. (Class A Stock)*	78,967	19,733,064
Zendesk, Inc.*	28,523	3,319,792
Zoom Video Communications, Inc. (Class A Stock)*(a)	75,688	19,792,412
Zscaler, Inc.*	3,900	1,022,658
		550,620,810
Specialty Retail — 1.1%
AutoZone, Inc.*	4,791	8,135,070
Burlington Stores, Inc.*	55,864	15,841,355
CarMax, Inc.*	22,675	2,901,493
Carvana Co.*(a)	10,862	3,275,327
Five Below, Inc.*	17,300	3,058,813
Floor & Decor Holdings, Inc. (Class A Stock)*	10,700	1,292,453
GameStop Corp. (Class A Stock)*(a)	4,795	841,379
Home Depot, Inc. (The)	159,953	52,506,172
Kingfisher PLC (United Kingdom)	3,697,413	16,735,413
Lowe’s Cos., Inc.	80,786	16,388,248
Monro, Inc.(a)	9,400	540,594
Murphy USA, Inc.(a)	20,900	3,495,734
O’Reilly Automotive, Inc.*	21,565	13,177,509
RH*(a)	3,400	2,267,494
Ross Stores, Inc.	128,994	14,040,997
TJX Cos., Inc. (The)	132,029	8,711,273
Ulta Beauty, Inc.*	16,514	5,960,233
Williams-Sonoma, Inc.	3,900	691,587
		169,861,144
Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	2,093,300	296,201,950
Dell Technologies, Inc. (Class C Stock)*	12,000	1,248,480
Pure Storage, Inc. (Class A Stock)*	87,544	2,202,607
Samsung Electronics Co. Ltd. (South Korea)	426,265	26,353,926
		326,006,963
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.*	48,000	2,323,680
Deckers Outdoor Corp.*	2,582	930,036
Dr. Martens PLC (United Kingdom)*	1,085,744	5,728,367
EssilorLuxottica SA (France)	64,758	12,391,967
Kering SA (France)	13,218	9,412,395
Lululemon Athletica, Inc.*	36,516	14,778,025
Moncler SpA (Italy)	190,548	11,587,414
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)	212,143	$30,809,528
Samsonite International SA, 144A*	2,088,300	4,480,384
Steven Madden Ltd.	30,000	1,204,800
VF Corp.	43,798	2,934,028
		96,580,624
Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial, Inc.	155,500	1,786,695
Housing Development Finance Corp. Ltd. (India)	251,507	9,281,695
PennyMac Financial Services, Inc.	50,080	3,061,390
Rocket Cos., Inc. (Class A Stock)(a)	3,500	56,140
WSFS Financial Corp.	58,159	2,984,138
		17,170,058
Tobacco — 0.3%
Altria Group, Inc.	274,028	12,473,754
Philip Morris International, Inc.	268,449	25,446,281
		37,920,035
Trading Companies & Distributors — 0.3%
Air Lease Corp.	38,800	1,526,392
Ashtead Group PLC (United Kingdom)	220,752	16,733,212
Azelis Group NV (Belgium)*	4,255	132,264
Bunzl PLC (United Kingdom)	190,071	6,274,488
GMS, Inc.*	33,600	1,471,680
Mitsubishi Corp. (Japan)	296,900	9,330,430
Rush Enterprises, Inc. (Class A Stock)	57,825	2,611,377
SiteOne Landscape Supply, Inc.*(a)	5,700	1,136,979
Sumitomo Corp. (Japan)	639,000	8,994,155
United Rentals, Inc.*	5,100	1,789,743
		50,000,720
Water Utilities — 0.0%
California Water Service Group	28,039	1,652,339
Essential Utilities, Inc.	17,128	789,258
		2,441,597
Wireless Telecommunication Services — 0.2%
SoftBank Group Corp. (Japan)	124,800	7,196,809
T-Mobile US, Inc.*	108,177	13,820,694
Vodafone Group PLC (United Kingdom), ADR(a)	672,941	10,396,938
		31,414,441

Total Common Stocks (cost $5,459,868,179)		7,929,144,637
Preferred Stocks — 0.1%
Communications Equipment — 0.0%
2020 Cash Mandatory Exchangeable Trust, 144A, CVT, 5.250%, Maturing 06/01/23	594	673,163
Electric Utilities — 0.1%
American Electric Power Co., Inc., CVT, 6.125%, Maturing 08/15/23(a)	22,918	1,139,483

A10

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Electric Utilities (cont’d.)
NextEra Energy, Inc., CVT, 5.279%, Maturing 03/01/23	51,052	$2,601,610
Southern Co. (The), Series 2019, CVT, 6.750%, Maturing 08/01/22	36,048	1,838,808
		5,579,901
Health Care Equipment & Supplies — 0.0%
Danaher Corp., Series B, CVT, 5.000%, Maturing 04/15/23(a)	1,176	1,907,907
Life Sciences Tools & Services — 0.0%
Avantor, Inc., Series A, CVT, 6.250%, Maturing 05/15/22	22,935	2,887,746

Total Preferred Stocks (cost $8,118,036)		11,048,717

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 2.3%
Automobiles — 0.7%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class C
1.590%	10/20/25	3,525	3,584,604
Series 2020-01, Class D
1.800%	12/18/25	3,405	3,475,401
Series 2021-01, Class C
0.890%	10/19/26	3,770	3,776,911
Series 2021-02, Class C
1.010%	01/19/27	5,125	5,106,889
Avis Budget Rental Car Funding AESOP LLC,
Series 2017-2A, Class A, 144A
2.970%	03/20/24	3,118	3,218,859
Series 2018-02A, Class A, 144A
4.000%	03/20/25	8,675	9,296,270
Series 2020-01A, Class B, 144A
2.680%	08/20/26	1,395	1,451,434
CarMax Auto Owner Trust,
Series 2020-01, Class D
2.640%	07/15/26	7,660	7,880,705
Series 2021-01, Class C
0.940%	12/15/26	1,920	1,911,061
Drive Auto Receivables Trust,
Series 2021-01, Class D
1.450%	01/16/29	2,780	2,787,078
Enterprise Fleet Financing LLC,
Series 2019-01, Class A2, 144A
2.980%	10/20/24	717	720,721
Exeter Automobile Receivables Trust,
Series 2021-01A, Class C
0.740%	01/15/26	9,120	9,139,064
Series 2021-02A, Class C
0.980%	06/15/26	2,150	2,153,764
Ford Credit Auto Owner Trust,
Series 2018-01, Class C, 144A
3.490%	07/15/31	5,865	6,260,557
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2020-02, Class C, 144A
1.740%	04/15/33	4,520	$4,530,256
GM Financial Automobile Leasing Trust,
Series 2020-01, Class C
2.040%	12/20/23	1,620	1,641,660
Series 2021-02, Class C
1.010%	05/20/25	385	386,338
GM Financial Consumer Automobile Receivables Trust,
Series 2018-02, Class B
3.120%	12/18/23	2,500	2,532,227
Hyundai Auto Receivables Trust,
Series 2019-B, Class C
2.400%	06/15/26	2,315	2,396,215
JPMorgan Chase Bank, NA,
Series 2021-02, Class D, 144A
1.138%	12/26/28	2,240	2,240,662
Santander Drive Auto Receivables Trust,
Series 2020-03, Class C
1.120%	01/15/26	5,975	6,012,163
Series 2021-03, Class D
1.330%	09/15/27	4,910	4,905,586
Santander Retail Auto Lease Trust,
Series 2019-A, Class B, 144A
3.010%	05/22/23	3,990	4,013,231
Series 2019-C, Class D, 144A
2.880%	06/20/24	3,525	3,605,560
Series 2020-A, Class C, 144A
2.080%	03/20/24	5,595	5,698,335
World Omni Auto Receivables Trust,
Series 2018-B, Class B
3.170%	01/15/25	2,635	2,670,664
			101,396,215
Collateralized Loan Obligations — 0.9%
Barings CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.214%(c)	07/20/28	3,194	3,196,716
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-VIBR, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
1.315%(c)	07/20/34	4,925	4,926,960
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.132%(c)	07/28/28	1,483	1,485,742
CBAM Ltd. (Cayman Islands),
Series 2019-09A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.406%(c)	02/12/30	1,765	1,765,029
CIFC Funding Ltd. (Cayman Islands),
Series 2015-04A, Class A1A2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.204%(c)	04/20/34	3,870	3,854,712

A11

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Golub Capital Partners CLO 39B Ltd. (Cayman Islands),
Series 2018-39A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.284%(c)	10/20/28	3,566	$3,566,195
Invesco CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.200%(c)	07/15/34	4,820	4,822,585
KKR CLO Ltd. (Cayman Islands),
Series 29A, Class B, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.626%(c)	01/15/32	4,945	4,931,308
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.273%(c)	07/20/34	3,360	3,358,024
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.456%(c)	10/15/32	12,175	12,182,492
Series 2019-37A, Class AR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.210%(c)	07/15/33	5,830	5,827,641
Magnetite Ltd. (Cayman Islands),
Series 2019-23A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.425%(c)	10/25/32	7,315	7,316,732
Series 2020-25A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.325%(c)	01/25/32	3,560	3,560,840
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
1.166%(c)	04/15/34	4,435	4,422,435
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands),
Series 2019-32A, Class AR, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)
1.124%(c)	01/20/32	8,580	8,577,133
Series 2021-40A, Class A, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
1.186%(c)	04/16/33	2,485	2,484,088
Series 2021-43A, Class A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.241%(c)	07/17/35	2,985	2,983,238
OCP CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.254%(c)	07/20/29	4,460	4,461,070
OHA Credit Partners (Cayman Islands),
Series 2021-16A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.314%(c)	10/18/34	5,240	5,242,138
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
1.144%(c)	07/17/29	6,558	6,556,708
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A1A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.495%(c)	11/15/31	3,895	$3,903,914
Series 2021-02A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.256%(c)	07/15/34	4,120	4,146,324
Peace Park CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.268%(c)	10/20/34	5,955	5,955,292
Southwick Park CLO LLC (Cayman Islands),
Series 2019-04A, Class A1, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
1.434%(c)	07/20/32	9,690	9,690,986
Symphony CLO Ltd. (Cayman Islands),
Series 2018-20A, Class BR, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.776%(c)	01/16/32	6,375	6,374,464
Series 2021-26A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.214%(c)	04/20/33	2,535	2,534,938
			128,127,704
Credit Cards — 0.0%
American Express Credit Account Master Trust,
Series 2017-07, Class B
2.540%	05/15/25	2,785	2,847,250
Equipment — 0.0%
CNH Equipment Trust,
Series 2019-A, Class A3
3.010%	04/15/24	1,604	1,623,962
MMAF Equipment Finance LLC,
Series 2016-AA, Class A4, 144A
1.760%	01/17/23	135	134,894
Series 2020-A, Class A4, 144A
1.400%	08/09/30	2,455	2,450,256
			4,209,112
Other — 0.2%
Driven Brands Funding LLC,
Series 2019-01A, Class A2, 144A
4.641%	04/20/49	2,540	2,717,090
Series 2020-02A, Class A2, 144A
3.237%	01/20/51	3,433	3,526,735
Series 2021-01A, Class A2, 144A
2.791%	10/20/51	4,045	4,045,000
Hardee’s Funding LLC,
Series 2021-01A, Class A2, 144A
2.865%	06/20/51	1,726	1,729,113
Hilton Grand Vacations Trust,
Series 2017-AA, Class A, 144A
2.660%	12/26/28	269	274,876
MVW LLC,
Series 2020-01A, Class A, 144A
1.740%	10/20/37	1,014	1,025,230

A12

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Series 2021-01WA, Class B, 144A
1.440%	01/22/41	1,918	$1,916,441
MVW Owner Trust,
Series 2017-01A, Class A, 144A
2.420%	12/20/34	2,067	2,106,016
SBA Tower Trust,
Series 2014-02A, Class C, 144A
3.869%	10/08/49	4,675	4,883,634
ServiceMaster Funding LLC,
Series 2021-01, Class A2I, 144A
2.865%	07/30/51	4,100	4,093,018
Sierra Timeshare Receivables Funding LLC,
Series 2019-01A, Class A, 144A
3.200%	01/20/36	1,120	1,155,350
			27,472,503
Residential Mortgage-Backed Securities — 0.0%
Bayview Mortgage Fund IVc Trust,
Series 2017-RT03, Class A, 144A
3.500%(cc)	01/28/58	913	921,422
Bayview Opportunity Master Fund IVa Trust,
Series 2017-RT01, Class A1, 144A
3.000%(cc)	03/28/57	229	231,336
Bayview Opportunity Master Fund IVb Trust,
Series 2017-SPL04, Class A, 144A
3.500%(cc)	01/28/55	348	354,517
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	120	120,494
Towd Point Mortgage Trust,
Series 2018-01, Class A1, 144A
3.000%(cc)	01/25/58	219	223,701
			1,851,470
Student Loans — 0.5%
Navient Private Education Loan Trust,
Series 2017-A, Class A2A, 144A
2.880%	12/16/58	682	690,512
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	1,111	1,123,992
Series 2019-FA, Class A2, 144A
2.600%	08/15/68	3,997	4,083,719
Series 2019-GA, Class A, 144A
2.400%	10/15/68	2,877	2,930,681
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	6,271	6,361,374
Series 2020-CA, Class A2A, 144A
2.150%	11/15/68	3,275	3,367,085
Series 2020-GA, Class A, 144A
1.170%	09/16/69	1,776	1,785,532
Series 2021-A, Class A, 144A
0.840%	05/15/69	1,736	1,733,440
Series 2021-EA, Class A, 144A
0.970%	12/16/69	2,677	2,667,219
Series 2021-FA, Class A, 144A
1.110%	02/18/70	1,710	1,703,770
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Navient Student Loan Trust,
Series 2018-01A, Class A2, 144A, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
0.436%(c)	03/25/67	1,174	$1,174,108
Series 2018-02A, Class A2, 144A, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
0.466%(c)	03/25/67	2,640	2,642,464
Nelnet Student Loan Trust,
Series 2020-01A, Class A, 144A, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
0.826%(c)	03/26/68	1,851	1,861,030
SMB Private Education Loan Trust,
Series 2015-B, Class A2A, 144A
2.980%	07/15/27	283	284,814
Series 2015-C, Class A3, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)
2.034%(c)	08/16/32	4,305	4,381,343
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	537	549,110
Series 2016-B, Class A2A, 144A
2.430%	02/17/32	1,355	1,385,522
Series 2016-C, Class A2A, 144A
2.340%	09/15/34	826	840,247
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	4,858	5,096,141
Series 2018-B, Class A2B, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.000%)
0.804%(c)	01/15/37	2,606	2,616,425
Series 2018-C, Class A2A, 144A
3.630%	11/15/35	3,357	3,524,298
Series 2020-A, Class A2A, 144A
2.230%	09/15/37	1,780	1,823,485
Series 2020-B, Class A1A, 144A
1.290%	07/15/53	2,570	2,578,490
Series 2021-A, Class APT1, 144A
1.070%	01/15/53	7,834	7,717,148
Series 2021-B, Class A, 144A
1.310%	07/17/51	8,205	8,201,550
			71,123,499

Total Asset-Backed Securities (cost $334,166,750)			337,027,753
Commercial Mortgage-Backed Securities — 1.2%
Alen Mortgage Trust,
Series 2021-ACEN, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.234%(c)	04/15/34	5,045	5,049,753
Ashford Hospitality Trust,
Series 2018-ASHF, Class B, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.334%(c)	04/15/35	3,185	3,181,030
Austin Fairmont Hotel Trust,
Series 2019-FAIR, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.134%(c)	09/15/32	5,000	4,999,999

A13

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BAMLL Commercial Mortgage Securities Trust,
Series 2021-JACX, Class B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.550%(c)	09/15/38	1,985	$1,984,999
BANK,
Series 2017-BNK04, Class B
3.999%	05/15/50	2,020	2,190,219
Series 2019-BN21, Class AS
3.093%	10/17/52	4,045	4,302,892
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class B
3.152%(cc)	04/15/53	4,000	4,201,406
Benchmark Mortgage Trust,
Series 2018-B03, Class AS
4.195%(cc)	04/10/51	2,165	2,442,157
BSREP Commercial Mortgage Trust,
Series 2021-DC, Class C, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 1.550%)
1.634%(c)	08/15/38	3,590	3,593,379
BX Commercial Mortgage Trust,
Series 2019-IMC, Class B, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.384%(c)	04/15/34	9,770	9,764,118
BX Trust,
Series 2018-BILT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.884%(c)	05/15/30	5,200	5,196,753
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class AS
3.116%	11/15/52	9,790	10,444,847
CD Mortgage Trust,
Series 2017-CD03, Class B
3.984%(cc)	02/10/50	1,500	1,605,713
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AS
4.026%	05/10/47	3,000	3,185,094
Series 2015-GC27, Class A5
3.137%	02/10/48	2,205	2,340,471
Series 2015-GC27, Class AS
3.571%	02/10/48	1,190	1,257,432
Series 2018-B02, Class C
4.827%(cc)	03/10/51	2,545	2,746,437
Cold Storage Trust,
Series 2020-ICE05, Class B, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.133%)
1.384%(c)	11/15/37	3,691	3,694,102
Commercial Mortgage Trust,
Series 2014-UBS05, Class A4
3.838%	09/10/47	4,400	4,734,688
Series 2015-LC21, Class B
4.478%(cc)	07/10/48	3,055	3,311,141
Series 2015-LC23, Class A2
3.221%	10/10/48	4,629	4,669,561
Series 2015-PC01, Class B
4.463%(cc)	07/10/50	1,505	1,628,791
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-DC02, Class A5
3.765%	02/10/49	1,810	$1,978,405
Series 2020-CBM, Class C, 144A
3.402%	02/10/37	10,025	10,201,422
CSAIL Commercial Mortgage Trust,
Series 2019-C15, Class A4
4.053%	03/15/52	4,305	4,865,297
DBUBS Mortgage Trust,
Series 2017-BRBK, Class B, 144A
3.648%(cc)	10/10/34	2,820	2,973,190
FHLMC Multifamily Structured Pass-Through Certificates,
Series 2019-K92, Class B, 144A
4.337%(cc)	05/25/52	1,965	2,204,011
Great Wolf Trust,
Series 2019-WOLF, Class B, 144A, 1 Month LIBOR + 1.334% (Cap N/A, Floor 1.334%)
1.418%(c)	12/15/36	3,415	3,410,894
Series 2019-WOLF, Class C, 144A, 1 Month LIBOR + 1.633% (Cap N/A, Floor 1.633%)
1.717%(c)	12/15/36	3,180	3,175,390
GS Mortgage Securities Corp. II,
Series 2021-ROSS, Class B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
1.684%(c)	05/15/26	3,395	3,396,621
GS Mortgage Securities Trust,
Series 2018-GS09, Class AS
4.141%(cc)	03/10/51	2,945	3,302,237
InTown Hotel Portfolio Trust,
Series 2018-STAY, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.700%)
1.034%(c)	01/15/33	1,525	1,526,364
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-609M, Class A, 144A, 1 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
1.454%(c)	10/15/33	5,195	5,201,431
KIND Trust,
Series 2021-KIND, Class B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.434%(c)	08/15/38	5,890	5,891,855
KKR Industrial Portfolio Trust,
Series 2021-KDIP, Class C, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.084%(c)	12/15/37	1,870	1,868,873
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class B, 144A, 1 Month LIBOR + 1.101% (Cap N/A, Floor 1.101%)
1.185%(c)	04/15/38	4,755	4,757,985
MHC Trust,
Series 2021-MHC02, Class C, 144A, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.384%(c)	05/15/23	4,845	4,846,454
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class AS
4.036%(cc)	05/15/48	825	895,174

A14

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class AS
4.166%(cc)	05/15/48	325	$353,139
Series 2017-ASHF, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.934%(c)	11/15/34	6,393	6,378,540
Series 2017-H01, Class AS
3.773%	06/15/50	3,875	4,223,881
Series 2019-H07, Class A4
3.261%	07/15/52	4,872	5,278,476
UBS Commercial Mortgage Trust,
Series 2017-C05, Class AS
3.777%(cc)	11/15/50	2,000	2,179,393
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS02, Class C
4.435%(cc)	07/15/58	545	578,425
Series 2017-C38, Class AS
3.665%(cc)	07/15/50	1,804	1,960,153
WFRBS Commercial Mortgage Trust,
Series 2014-C19, Class AS
4.271%	03/15/47	2,775	2,957,398
Series 2014-C19, Class B
4.723%(cc)	03/15/47	969	1,023,724

Total Commercial Mortgage-Backed Securities (cost $168,232,107)			171,953,714
Convertible Bonds — 0.0%
Banks — 0.0%
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes, 144A
0.125%	01/01/23	425	434,437
Internet — 0.0%
MercadoLibre, Inc. (Argentina),
Sr. Unsec’d. Notes
2.000%	08/15/28	308	1,185,333
Sea Ltd. (Taiwan),
Sr. Unsec’d. Notes
0.250%	09/15/26	1,080	1,094,402
			2,279,735
Lodging — 0.0%
Huazhu Group Ltd. (China),
Sr. Unsec’d. Notes
3.000%	05/01/26	606	788,513
Media — 0.0%
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26	640	666,566
Liberty Broadband Corp.,
Sr. Unsec’d. Notes, 144A
2.750%	09/30/50	470	497,299
			1,163,865
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Convertible Bonds (continued)
Pipelines — 0.0%
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	03/15/45(a)	967	$827,415
Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc.,
Sr. Unsec’d. Notes
4.750%	03/15/23	690	707,017

Total Convertible Bonds (cost $5,404,898)			6,200,982
Corporate Bonds — 15.2%
Advertising — 0.2%
Advantage Sales & Marketing, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	11/15/28(a)	1,775	1,849,179
Clear Channel Outdoor Holdings, Inc.,
Gtd. Notes, 144A
7.500%	06/01/29(a)	1,575	1,641,911
7.750%	04/15/28(a)	3,605	3,794,716
Midas OpCo Holdings LLC,
Gtd. Notes, 144A
5.625%	08/15/29(a)	4,225	4,375,261
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	01/15/29	295	292,324
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27	4,460	4,722,544
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.750%	09/19/24	5,825	6,320,801
			22,996,736
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24	740	767,846
7.500%	03/15/25(a)	535	546,809
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	1,300	1,370,341
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
6.750%	01/15/28	250	306,444
TransDigm, Inc.,
Gtd. Notes
7.500%	03/15/27	340	357,857
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	4,185	4,376,381
			7,725,678
Agriculture — 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	3,100	3,339,776
4.700%	04/02/27	10,000	11,291,253

A15

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture (cont’d.)
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26		1,235	$1,235,619
Gtd. Notes, 144A
3.950%	06/15/25		4,500	4,890,270
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35		208	248,704
6.150%	09/15/43		229	286,580
7.250%	06/15/37		610	821,749
				22,113,951
Airlines — 0.3%
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
3.875%	08/15/26(a)		960	969,503
4.625%	08/15/29	CAD	1,100	873,895
American Airlines Group, Inc.,
Gtd. Notes, 144A
3.750%	03/01/25(a)		1,300	1,168,601
5.000%	06/01/22(a)		850	851,238
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
11.750%	07/15/25		2,415	2,987,467
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26(a)		4,020	4,224,732
5.750%	04/20/29(a)		3,630	3,912,082
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25		412	481,226
Sr. Unsec’d. Notes
7.375%	01/15/26(a)		1,750	2,060,073
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25		760	813,709
4.750%	10/20/28		2,890	3,223,768
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26(a)		1,020	1,068,483
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27		8,740	9,509,962
SriLankan Airlines Ltd. (Sri Lanka),
Gov’t. Gtd. Notes
7.000%	06/25/24		1,120	688,553
United Airlines 2019-2 Class A Pass-Through Trust,
Pass-Through Certificates
2.900%	11/01/29		1,233	1,223,335
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33(a)		774	780,872
United Airlines Holdings, Inc.,
Gtd. Notes
4.875%	01/15/25(a)		555	571,209
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	2,390	$2,457,173
4.625%	04/15/29	2,590	2,677,473
			40,543,354
Apparel — 0.0%
Crocs, Inc.,
Gtd. Notes, 144A
4.125%	08/15/31(a)	975	984,309
4.250%	03/15/29(a)	2,300	2,369,366
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	1,675	1,691,578
			5,045,253
Auto Manufacturers — 0.4%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
1.450%	03/02/26(a)	4,135	4,154,776
2.450%	03/02/31(a)	1,545	1,573,855
Ford Motor Co.,
Sr. Unsec’d. Notes
6.625%	10/01/28	965	1,160,492
8.500%	04/21/23(a)	535	588,075
9.000%	04/22/25	2,801	3,368,946
9.625%	04/22/30	85	120,549
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.125%	06/16/25(a)	775	841,963
General Motors Financial Co., Inc.,
Gtd. Notes
4.000%	10/06/26	1,810	1,991,706
4.300%	07/13/25	3,790	4,152,792
4.350%	04/09/25	1,745	1,915,379
Sr. Unsec’d. Notes
5.100%	01/17/24	6,745	7,359,004
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.800%	10/15/25	1,790	1,803,232
2.100%	09/15/28	2,775	2,732,581
2.375%	02/10/23	3,740	3,822,060
Jaguar Land Rover Automotive PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.875%	01/15/28(a)	1,155	1,165,883
7.750%	10/15/25	1,040	1,128,341
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.850%	09/26/24(a)	2,275	2,392,303
3.200%	09/26/26	13,965	14,940,431
4.625%	11/13/25	1,655	1,859,611
4.750%	11/13/28	3,770	4,405,982
			61,477,961

A16

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	1,000	$1,024,274
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A
8.500%	05/15/27(a)	5,880	6,255,914
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	2,263	2,378,673
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30	735	755,142
5.625%	06/15/28(a)	1,145	1,233,033
Dornoch Debt Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	10/15/29	840	839,713
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.250%	04/30/31(a)	1,580	1,698,232
Gtd. Notes, 144A
5.000%	07/15/29(a)	2,555	2,713,669
5.250%	07/15/31(a)	1,025	1,096,396
Meritor, Inc.,
Gtd. Notes, 144A
6.250%	06/01/25	1,135	1,194,078
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26(a)	1,515	1,494,367
Sr. Sec’d. Notes, 144A
5.125%	04/15/29(a)	2,255	2,305,439
7.875%	01/15/29(a)	975	1,088,888
Wheel Pros, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29(a)	1,575	1,530,159
			25,607,977
Banks — 2.2%
Akbank T.A.S. (Turkey),
Sr. Unsec’d. Notes, EMTN
5.125%	03/31/25	1,100	1,100,031
Banco Davivienda SA (Colombia),
Jr. Sub. Notes, 144A
6.650%(ff)	04/22/31(oo)	1,300	1,388,217
Banco de Bogota SA (Colombia),
Sub. Notes
6.250%	05/12/26	1,100	1,201,126
Banco General SA (Panama),
Jr. Sub. Notes, 144A
5.250%(ff)	05/07/31(oo)	620	628,099
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
6.750%(ff)	09/27/24(oo)	800	847,180
7.625%(ff)	01/10/28(oo)	400	447,633
8.375%(ff)	10/14/30(oo)	650	770,683
Banco Nacional de Panama (Panama),
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30	2,200	2,101,455
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico),
Jr. Sub. Notes
8.500%(ff)	01/20/22(oo)	1,500	$1,524,088
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25	730	816,313
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.722%(ff)	09/14/27	2,200	2,190,620
3.490%	05/28/30	5,600	6,005,948
Bancolombia SA (Colombia),
Sub. Notes
4.625%(ff)	12/18/29(a)	1,600	1,620,653
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A
3.466%(ff)	09/23/36	990	982,636
Sub. Notes, EMTN
3.733%(ff)	09/25/34	6,350	6,465,701
Bank Muscat SAOG (Oman),
Sr. Unsec’d. Notes, EMTN
4.750%	03/17/26	1,500	1,545,697
Bank Negara Indonesia Persero Tbk PT (Indonesia),
Sub. Notes, EMTN
3.750%	03/30/26	2,036	2,093,173
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	3,730	3,804,745
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	10,425	10,033,803
1.922%(ff)	10/24/31	7,600	7,321,176
2.496%(ff)	02/13/31	22,000	22,263,022
3.248%	10/21/27	3,171	3,422,776
4.271%(ff)	07/23/29	1,685	1,910,641
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26(a)	3,220	3,379,287
Sr. Unsec’d. Notes, MTN
4.338%(ff)	05/16/24	2,155	2,281,124
BBVA Bancomer SA (Mexico),
Sub. Notes
5.125%(ff)	01/18/33	2,700	2,813,232
5.350%(ff)	11/12/29	200	211,520
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	1,835	1,805,848
2.159%(ff)	09/15/29	2,040	2,023,703
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	5,000	5,235,556
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.106%(ff)	04/08/26	8,705	9,242,349
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.194%(ff)	04/01/31	6,680	7,471,808

A17

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.226%	06/22/24	2,785	$2,811,937
3.244%(ff)	12/20/25	2,030	2,155,893
3.875%	09/12/23	5	5,290
5.375%	01/12/24	3,450	3,786,271
Emirates NBD Bank PJSC (United Arab Emirates),
Jr. Sub. Notes
6.125%(ff)	03/20/25(oo)	1,200	1,274,633
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/27	825	805,232
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	3,525	3,514,642
3.691%(ff)	06/05/28	3,450	3,795,549
4.223%(ff)	05/01/29	7,630	8,631,804
Grupo Aval Ltd. (Colombia),
Gtd. Notes
4.375%	02/04/30	800	788,728
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.099%(ff)	06/04/26(a)	6,955	7,102,188
4.292%(ff)	09/12/26	365	402,407
4.950%	03/31/30	12,145	14,445,833
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	1,600	1,609,376
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.764%(ff)	11/19/31	5,375	5,132,939
2.083%(ff)	04/22/26	6,980	7,179,746
2.182%(ff)	06/01/28(a)	4,520	4,615,973
2.522%(ff)	04/22/31(a)	8,060	8,216,846
2.739%(ff)	10/15/30	5,115	5,305,942
3.109%(ff)	04/22/51	2,530	2,581,099
Sub. Notes
2.956%(ff)	05/13/31	8,675	9,033,416
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	1,615	1,619,645
3.217%(ff)	04/22/42	1,010	1,055,999
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	15,000	15,507,910
3.772%(ff)	01/24/29	14,290	15,820,322
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	5,005	4,764,630
1.928%(ff)	04/28/32	1,270	1,219,081
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23	4,060	4,306,252
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
2.750%	02/12/27	6,500	6,813,781
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.532%(ff)	08/21/26	7,540	$7,526,977
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.819%(ff)	01/30/26	2,586	2,690,044
4.644%(ff)	04/01/31(a)	7,990	9,206,525
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	2,915	2,887,667
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	2,135	2,204,466
3.068%(ff)	04/30/41	6,475	6,664,528
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	2,540	2,619,723
2.572%(ff)	02/11/31	15,975	16,291,902
2.879%(ff)	10/30/30	10,535	11,018,523
5.013%(ff)	04/04/51	2,765	3,722,193
Sub. Notes, GMTN
4.300%	07/22/27	2,695	3,058,561
Yapi ve Kredi Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, EMTN
5.850%	06/21/24	200	204,559
			327,348,875
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.500%	06/01/50	6,445	7,711,187
5.550%	01/23/49	5,935	8,035,346
Triton Water Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	04/01/29(a)	2,720	2,768,036
			18,514,569
Building Materials — 0.1%
Boral Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.000%	11/01/22	580	590,643
3.750%	05/01/28	7,560	8,017,607
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes
5.450%	11/19/29	700	758,216
CP Atlas Buyer, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	12/01/28(a)	795	801,107
Forterra Finance LLC/FRTA Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	07/15/25	900	963,364
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	07/15/28	1,055	1,067,348
PGT Innovations, Inc.,
Gtd. Notes, 144A
4.375%	10/01/29	1,070	1,077,704

A18

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		1,230	$1,294,265
6.500%	03/15/27		2,360	2,474,300
				17,044,554
Chemicals — 0.2%
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sr. Sec’d. Notes, 144A
6.125%	06/15/28(a)		855	896,732
Equate Petrochemical BV (Kuwait),
Gtd. Notes, EMTN
4.250%	11/03/26		9,560	10,547,311
GPD Cos., Inc.,
Sr. Sec’d. Notes, 144A
10.125%	04/01/26		1,975	2,131,543
ICL Group Ltd. (Israel),
Sr. Unsec’d. Notes, 144A
6.375%	05/31/38		1,600	2,078,674
Kraton Polymers LLC/Kraton Polymers Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/26	EUR	325	387,447
LSF11 A5 HoldCo LLC,
Sr. Unsec’d. Notes, 144A
6.625%	10/15/29		1,945	1,945,000
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, 144A, MTN
5.875%	05/18/30		260	319,972
Gtd. Notes, EMTN
5.875%	05/18/30		1,000	1,230,661
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
5.125%	10/15/27(a)		1,665	1,798,822
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A
4.625%	10/15/25		815	855,746
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48		1,200	1,413,998
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29		1,500	1,493,996
WR Grace Holdings LLC,
Sr. Unsec’d. Notes, 144A
5.625%	08/15/29(a)		800	825,579
				25,925,481
Commercial Services — 0.4%
AA Bond Co. Ltd. (United Kingdom),
Sec’d. Notes, 144A
6.500%	01/31/26	GBP	345	488,388
Abu Dhabi Ports Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
2.500%	05/06/31		1,600	1,623,403
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Adani International Container Terminal Private Ltd. (India),
Sr. Sec’d. Notes
3.000%	02/16/31		1,855	$1,801,555
Adani Ports & Special Economic Zone Ltd. (India),
Sr. Unsec’d. Notes
4.375%	07/03/29		500	524,893
Sr. Unsec’d. Notes, 144A
4.200%	08/04/27		740	776,737
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.125%	08/01/29(a)		1,215	1,208,154
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28		1,515	1,530,237
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		2,870	3,036,611
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27		5,245	5,703,417
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27		235	244,136
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.750%	07/15/27(a)		790	823,729
5.750%	07/15/27		245	254,321
CoreLogic, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/28		3,820	3,788,780
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.875%	07/18/29		2,125	2,296,359
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29		720	726,246
4.500%	07/01/28(a)		950	995,990
HealthEquity, Inc.,
Gtd. Notes, 144A
4.500%	10/01/29		1,350	1,371,937
International Container Terminal Services, Inc. (Philippines),
Sr. Unsec’d. Notes
4.750%	06/17/30		1,410	1,577,601
IPD 3 BV (France),
Sr. Sec’d. Notes, 144A
5.500%	12/01/25	EUR	255	309,034
Korn Ferry,
Gtd. Notes, 144A
4.625%	12/15/27		1,015	1,056,647
Metis Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29		2,400	2,334,548
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29		2,295	2,381,728

A19

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
4.500%	07/15/29		1,085	$1,061,163
5.625%	10/01/28		910	945,124
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sec’d. Notes, 144A
6.250%	01/15/28(a)		1,819	1,881,443
Sr. Sec’d. Notes, 144A
3.375%	08/31/27(a)		400	384,087
5.750%	04/15/26(a)		1,805	1,951,938
Rent-A-Center Inc,
Gtd. Notes, 144A
6.375%	02/15/29		1,750	1,887,811
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	09/01/25(a)		860	915,501
9.250%	04/15/25		1,265	1,462,250
TransJamaican Highway Ltd. (Jamaica),
Sr. Sec’d. Notes
5.750%	10/10/36		297	297,484
Sr. Sec’d. Notes, 144A
5.750%	10/10/36		460	461,100
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
2.450%	03/16/31		1,945	1,949,941
3.375%	03/22/27		1,255	1,358,863
4.125%	02/02/26(a)		3,405	3,763,634
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,330	1,345,582
WASH Multifamily Acquisition, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26(a)		1,735	1,810,785
				56,331,157
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/50		1,635	1,573,999
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes
8.375%	09/01/26	EUR	525	632,689
Booz Allen Hamilton, Inc.,
Gtd. Notes, 144A
4.000%	07/01/29(a)		600	615,157
Lenovo Group Ltd. (China),
Sr. Unsec’d. Notes
3.421%	11/02/30		800	832,890
Sr. Unsec’d. Notes, 144A
3.421%	11/02/30(a)		555	577,818
Presidio Holdings, Inc.,
Gtd. Notes, 144A
8.250%	02/01/28		3,180	3,420,716
Sr. Sec’d. Notes, 144A
4.875%	02/01/27(a)		395	409,191
				8,062,460
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.,
Sr. Sec’d. Notes, 144A
4.000%	01/15/28	50	$51,025
IAA, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	06/15/27	1,230	1,284,758
Univar Solutions USA, Inc.,
Gtd. Notes, 144A
5.125%	12/01/27(a)	2,230	2,342,407
			3,678,190
Diversified Financial Services — 0.9%
Advisor Group Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
10.750%	08/01/27(a)	1,720	1,897,956
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	01/15/25	445	468,478
4.625%	07/01/22	7,415	7,638,954
4.875%	01/16/24(a)	1,140	1,231,523
6.500%	07/15/25	300	348,158
Aretec Escrow Issuer, Inc.,
Sr. Unsec’d. Notes, 144A
7.500%	04/01/29	3,450	3,549,443
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27	5,210	5,124,042
3.950%	07/01/24	3,125	3,316,410
4.375%	05/01/26	2,395	2,587,457
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	2,065	2,318,276
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23(a)	17,524	18,226,584
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.900%	01/29/24	1,260	1,349,031
4.250%	04/30/25	4,470	4,943,241
Cobra AcquisitionCo LLC,
Gtd. Notes, 144A
6.375%	11/01/29	2,670	2,670,000
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5,145	5,551,232
4.100%	02/09/27	9,100	10,140,395
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin,
Sr. Unsec’d. Notes, 144A
3.875%	02/15/26	1,420	1,458,887
Enact Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	08/15/25(a)	2,340	2,555,374
GE Capital Funding LLC,
Gtd. Notes
3.450%	05/15/25	8,100	8,737,558

A20

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Gtlk Europe Capital DAC (Russia),
Gtd. Notes
5.950%	04/17/25	1,400	$1,534,862
GTLK Europe DAC (Russia),
Gtd. Notes
5.125%	05/31/24	1,400	1,491,428
Home Point Capital, Inc.,
Gtd. Notes, 144A
5.000%	02/01/26(a)	1,210	1,098,353
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
1.850%	09/15/32(a)	15,070	14,243,123
2.650%	09/15/40	2,295	2,196,543
LPL Holdings, Inc.,
Gtd. Notes, 144A
4.000%	03/15/29(a)	1,255	1,289,651
4.375%	05/15/31(a)	330	344,357
LSEGA Financing PLC (United Kingdom),
Gtd. Notes, 144A
2.500%	04/06/31	2,675	2,717,299
3.200%	04/06/41	1,150	1,187,723
Gtd. Notes, 144A, MTN
2.000%	04/06/28	3,645	3,666,465
Midcap Financial Issuer Trust,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/30	1,165	1,154,676
6.500%	05/01/28	2,590	2,705,753
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28(a)	3,100	3,125,619
6.750%	06/25/25	815	887,704
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24(a)	1,080	1,156,623
OneMain Finance Corp.,
Gtd. Notes
6.125%	03/15/24	75	80,110
6.625%	01/15/28	275	315,472
7.125%	03/15/26	510	589,816
8.250%	10/01/23	505	565,112
8.875%	06/01/25	520	563,610
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29(a)	1,925	1,833,106
5.375%	10/15/25	1,260	1,296,158
SLM Corp.,
Sr. Unsec’d. Notes
4.200%	10/29/25	1,575	1,688,001
Synchrony Financial,
Sr. Unsec’d. Notes
4.250%	08/15/24(a)	855	924,259
4.375%	03/19/24	1,155	1,245,787
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A
5.500%	04/15/29	1,595	1,549,261
			133,563,870
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 0.8%
Acwa Power Management & Investments One Ltd. (Saudi Arabia),
Sr. Sec’d. Notes
5.950%	12/15/39	1,299	$1,560,577
AES Andes SA (Chile),
Jr. Sub. Notes, 144A
6.350%(ff)	10/07/79	825	873,061
7.125%(ff)	03/26/79	1,400	1,484,174
Ausgrid Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
3.850%	05/01/23	2,260	2,345,618
4.350%	08/01/28	3,535	3,974,485
CA La Electricidad de Caracas (Venezuela),
Sr. Unsec’d. Notes
8.500%	04/10/18(d)	900	18,000
Calpine Corp.,
Sr. Sec’d. Notes, 144A
4.500%	02/15/28	465	474,479
Sr. Unsec’d. Notes, 144A
5.000%	02/01/31	555	554,904
Cometa Energia SA de CV (Mexico),
Sr. Sec’d. Notes, 144A
6.375%	04/24/35	2,285	2,679,401
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	01/15/24	585	632,860
Consorcio Transmantaro SA (Peru),
Sr. Unsec’d. Notes, 144A
4.700%	04/16/34(a)	500	557,536
DPL, Inc.,
Sr. Unsec’d. Notes
4.125%	07/01/25(a)	605	648,086
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25	140	154,385
Enel Finance International NV (Italy),
Gtd. Notes, 144A
3.500%	04/06/28	1,230	1,345,630
3.625%	05/25/27	5,505	6,090,828
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	850	1,159,362
Infraestructura Energetica Nova SAB de CV (Mexico),
Sr. Unsec’d. Notes
4.750%	01/15/51	925	957,642
Sr. Unsec’d. Notes, 144A
4.875%	01/14/48	700	726,785
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	1,195	1,339,785
Lamar Funding Ltd. (Oman),
Gtd. Notes
3.958%	05/07/25	2,000	2,003,973
Minejesa Capital BV (Indonesia),
Sr. Sec’d. Notes
5.625%	08/10/37	2,400	2,550,486

A21

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes
5.125%	05/07/29	350	$350,289
Sr. Sec’d. Notes, 144A
5.125%	05/07/29	525	525,434
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	09/15/24	63	66,851
4.500%	09/15/27(a)	1,600	1,719,936
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	1,340	1,425,953
6.625%	01/15/27	1,327	1,375,186
Gtd. Notes, 144A
3.875%	02/15/32	2,330	2,303,839
5.250%	06/15/29(a)	925	986,544
Sr. Sec’d. Notes, 144A
4.450%	06/15/29	2,055	2,269,234
Oryx Funding Ltd. (Oman),
Gtd. Notes
5.800%	02/03/31	400	423,209
Gtd. Notes, 144A
5.800%	02/03/31	230	243,345
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27(a)	1,535	1,497,813
2.500%	02/01/31	3,980	3,785,909
3.300%	08/01/40(a)	3,305	3,049,971
3.950%	12/01/47	1,600	1,530,917
4.550%	07/01/30	10,205	11,038,203
Pattern Energy Operations LP/Pattern Energy Operations, Inc.,
Gtd. Notes, 144A
4.500%	08/15/28	345	359,595
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49	440	470,394
Sr. Unsec’d. Notes, EMTN
5.250%	10/24/42	400	447,285
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes, 144A
3.875%	07/17/29	2,265	2,401,233
Sr. Unsec’d. Notes, EMTN
6.150%	05/21/48	3,400	4,199,792
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	3,075	3,133,248
5.250%	07/01/30(a)	1,370	1,402,348
Ruwais Power Co. PJSC (United Arab Emirates),
Sr. Sec’d. Notes
6.000%	08/31/36	1,340	1,795,795
Saudi Electricity Global Sukuk Co. 4 (Saudi Arabia),
Sr. Unsec’d. Notes
4.723%	09/27/28	5,800	6,796,963
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
4.375%	05/22/43	605	746,560
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
State Grid Overseas Investment 2014 Ltd. (China),
Gtd. Notes
4.850%	05/07/44	1,200	$1,585,155
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, EMTN
3.500%	05/04/27	700	768,379
Terraform Global Operating LLC,
Gtd. Notes, 144A
6.125%	03/01/26	2,645	2,720,074
TNB Global Ventures Capital Bhd (Malaysia),
Sr. Unsec’d. Notes, EMTN
3.244%	10/19/26	6,400	6,787,571
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26	975	1,002,314
5.625%	02/15/27	1,625	1,682,174
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	6,850	7,192,145
Sr. Unsec’d. Notes, 144A
4.375%	05/01/29(a)	5,715	5,756,089
			113,971,804
Electronics — 0.0%
AAC Technologies Holdings, Inc. (China),
Sr. Unsec’d. Notes
2.625%	06/02/26	1,175	1,175,060
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
4.000%	04/01/25	4,035	4,355,145
			5,530,205
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA (Panama),
Sr. Sec’d. Notes, 144A
4.000%	08/11/41	560	569,487
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47	10,971	11,195,985
			11,765,472
Entertainment — 0.3%
Affinity Gaming,
Sr. Sec’d. Notes, 144A
6.875%	12/15/27	340	357,354
Bally’s Corp.,
Gtd. Notes, 144A
6.750%	06/01/27	2	2,182
Boyne USA, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	05/15/29	1,270	1,311,502
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	1,430	1,506,676
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29	1,655	1,678,247
8.125%	07/01/27(a)	4,025	4,523,534

A22

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Caesars Resort Collection LLC/CRC Finco, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	07/01/25(a)		920	$969,496
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		1,895	1,993,622
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29(a)		1,280	1,314,338
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
5.375%	06/01/24		1,517	1,531,878
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
6.500%	10/01/28		770	826,117
Sr. Sec’d. Notes, 144A
5.500%	05/01/25		1,590	1,658,551
Churchill Downs, Inc.,
Gtd. Notes, 144A
4.750%	01/15/28		250	261,137
5.500%	04/01/27(a)		1,635	1,702,042
Cinemark USA, Inc.,
Gtd. Notes, 144A
5.250%	07/15/28(a)		1,055	1,038,934
Cirsa Finance International Sarl (Spain),
Sr. Sec’d. Notes, 144A
4.500%	03/15/27	EUR	695	797,237
Everi Holdings, Inc.,
Gtd. Notes, 144A
5.000%	07/15/29(a)		1,515	1,553,588
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26		615	639,218
5.250%	01/15/29		1,120	1,197,478
6.500%	02/15/25(a)		265	295,836
Lions Gate Capital Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/29(a)		1,460	1,509,764
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29		1,530	1,558,209
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	11/15/27		2,655	2,851,616
Raptor Acquisition Corp./Raptor Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
4.875%	11/01/26(a)		870	886,010
Scientific Games International, Inc.,
Gtd. Notes, 144A
7.000%	05/15/28(a)		1,760	1,900,485
7.250%	11/15/29(a)		3,475	3,909,049
8.250%	03/15/26		1,315	1,401,067
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
SeaWorld Parks & Entertainment, Inc.,
Gtd. Notes, 144A
5.250%	08/15/29(a)	4,220	$4,317,028
Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	07/01/25	310	330,227
Vail Resorts, Inc.,
Gtd. Notes, 144A
6.250%	05/15/25	725	766,224
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	690	695,131
			45,283,777
Environmental Control — 0.1%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A
4.000%	08/01/28(a)	1,635	1,623,183
4.375%	08/15/29(a)	1,040	1,050,063
4.750%	06/15/29(a)	2,210	2,271,473
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A
4.125%	06/30/28(a)	1,505	1,504,400
Sr. Unsec’d. Notes, 144A
5.875%	06/30/29	2,030	2,052,515
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.200%	01/15/32	2,430	2,396,270
			10,897,904
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
4.625%	01/15/27(a)	430	451,185
4.875%	02/15/30(a)	6,330	6,835,975
5.875%	02/15/28(a)	1,525	1,623,590
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A
7.500%	04/15/25	1,395	1,453,142
Sr. Sec’d. Notes, 144A
4.625%	11/15/28	400	413,955
Health & Happiness H&H International Holdings Ltd. (China),
Sec’d. Notes
5.625%	10/24/24	1,100	1,126,623
Kraft Heinz Foods Co.,
Gtd. Notes
4.250%	03/01/31	985	1,112,066
6.875%	01/26/39	270	396,814
New Albertsons LP,
Sr. Unsec’d. Notes
7.450%	08/01/29	55	64,106
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27(a)	1,045	1,093,633

A23

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Sigma Holdco BV (Netherlands),
Gtd. Notes, 144A
7.875%	05/15/26	335	$331,503
Tingyi Cayman Islands Holding Corp. (China),
Sr. Unsec’d. Notes
1.625%	09/24/25	930	920,890
United Natural Foods, Inc.,
Gtd. Notes, 144A
6.750%	10/15/28	1,200	1,298,940
			17,122,422
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
5.150%	01/29/50	1,200	1,363,198
Mercer International, Inc. (Germany),
Sr. Unsec’d. Notes
5.125%	02/01/29(a)	1,520	1,549,952
5.500%	01/15/26(a)	745	760,420
			3,673,570
Gas — 0.1%
APT Pipelines Ltd. (Australia),
Gtd. Notes, 144A
4.200%	03/23/25	3,760	4,093,735
4.250%	07/15/27	2,600	2,951,430
NiSource, Inc.,
Jr. Sub. Notes
5.650%(ff)	06/15/23(oo)	815	856,509
Sr. Unsec’d. Notes
1.700%	02/15/31(a)	2,295	2,167,543
3.600%	05/01/30(a)	2,155	2,365,031
			12,434,248
Hand/Machine Tools — 0.0%
Apex Tool Group LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
9.000%	02/15/23(a)	1,060	1,062,574
Healthcare-Products — 0.1%
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28(a)	1,790	1,885,754
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	5,895	5,895,000
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29	3,455	3,455,000
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/28	55	58,921
PerkinElmer, Inc.,
Sr. Unsec’d. Notes
1.900%	09/15/28	2,400	2,381,927
2.250%	09/15/31	1,300	1,284,031
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
3.300%	09/15/29	1,615	$1,740,098
			16,700,731
Healthcare-Services — 0.5%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.000%	04/15/29	930	969,977
Akumin, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	11/01/25(a)	1,480	1,435,204
Cano Health LLC,
Sr. Unsec’d. Notes, 144A
6.250%	10/01/28	1,190	1,204,272
Centene Corp.,
Sr. Unsec’d. Notes
2.500%	03/01/31	4,335	4,272,580
2.625%	08/01/31	1,595	1,585,135
3.000%	10/15/30(a)	8,995	9,220,058
4.625%	12/15/29	2,890	3,147,815
CHS/Community Health Systems, Inc.,
Gtd. Notes, 144A
6.875%	04/01/28(a)	680	653,462
Sec’d. Notes, 144A
6.125%	04/01/30(a)	850	825,152
6.875%	04/15/29(a)	2,725	2,728,373
Sr. Sec’d. Notes, 144A
6.000%	01/15/29(a)	1,250	1,324,896
8.000%	12/15/27(a)	1,340	1,464,598
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26	3,419	3,540,370
HCA, Inc.,
Gtd. Notes
5.625%	09/01/28(a)	330	392,655
5.875%	02/01/29	1,000	1,201,762
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32	1,215	1,186,257
4.875%	04/01/30	2,560	3,047,141
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27(a)	735	732,841
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/22(a)	1,310	1,354,748
Sr. Unsec’d. Notes, 144A
4.375%	06/15/28(a)	1,025	1,066,405
Radiology Partners, Inc.,
Gtd. Notes, 144A
9.250%	02/01/28(a)	3,345	3,593,710
RP Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
5.250%	12/15/25(a)	525	539,627
St. Joseph’s Univ. Medical Center, Inc.,
Sec’d. Notes
4.584%	07/01/27	8,000	8,935,171

A24

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
10.000%	04/15/27(a)	1,245	$1,347,108
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28	1,880	1,972,867
Sr. Sec’d. Notes, 144A
7.500%	04/01/25	880	934,359
Sr. Unsec’d. Notes
6.875%	11/15/31	780	897,591
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30(a)	1,285	1,288,838
2.750%	05/15/40	1,690	1,696,427
3.700%	08/15/49	5,500	6,249,955
4.450%	12/15/48	2,250	2,850,199
US Renal Care, Inc.,
Sr. Unsec’d. Notes, 144A
10.625%	07/15/27	1,250	1,332,780
			72,992,333
Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	1,870	1,911,328
Picasso Finance Sub, Inc.,
Sr. Sec’d. Notes, 144A
6.125%	06/15/25(a)	893	944,363
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28	190	195,051
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)	545	586,728
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.875%	04/15/23	735	769,967
Winnebago Industries, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/15/28	675	729,466
			5,136,903
Home Furnishings — 0.0%
Controladora Mabe SA de CV (Mexico),
Gtd. Notes, 144A
5.600%	10/23/28	1,095	1,274,395
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	480	493,551
Housewares — 0.0%
CD&R Smokey Buyer, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/15/25	1,280	1,355,103
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance — 0.2%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.000%	11/15/25(a)	1,590	$1,620,684
10.125%	08/01/26	2,658	2,971,206
Aflac, Inc.,
Sr. Unsec’d. Notes
3.600%	04/01/30(a)	720	805,268
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
3.900%	04/06/28	6,225	6,930,967
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/27(a)	2,595	2,693,260
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29(a)	1,435	1,454,961
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
5.250%	05/30/25	1,480	1,664,802
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	6,985	7,952,357
GTCR AP Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/27(a)	2,030	2,137,918
HUB International Ltd.,
Gtd. Notes, 144A
7.000%	05/01/26(a)	3,790	3,919,106
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30(a)	1,250	1,256,841
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.250%	08/15/28	365	389,184
NMI Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	06/01/25(a)	375	427,926
			34,224,480
Internet — 0.2%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.875%	07/06/22	8,965	9,105,215
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
5.250%	12/01/27(a)	1,680	1,751,402
Match Group Holdings II LLC,
Sr. Unsec’d. Notes, 144A
3.625%	10/01/31	895	885,548
4.125%	08/01/30(a)	540	563,559
4.625%	06/01/28	755	789,529
5.625%	02/15/29	1,590	1,713,758
Millennium Escrow Corp.,
Sr. Sec’d. Notes, 144A
6.625%	08/01/26(a)	1,230	1,265,882

A25

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Netflix, Inc.,
Sr. Unsec’d. Notes
5.875%	11/15/28(a)	2,715	$3,326,598
6.375%	05/15/29	3,050	3,858,182
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30(a)	975	1,148,420
5.375%	11/15/29(a)	2,570	3,113,484
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26(a)	4,855	5,246,667
Uber Technologies, Inc.,
Gtd. Notes, 144A
7.500%	05/15/25	745	794,832
7.500%	09/15/27	980	1,070,907
8.000%	11/01/26	1,820	1,938,341
			36,572,324
Investment Companies — 0.0%
Hightower Holding LLC,
Gtd. Notes, 144A
6.750%	04/15/29(a)	1,500	1,536,013
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
5.250%	05/15/27	620	644,241
6.250%	05/15/26	700	734,441
			2,914,695
Iron/Steel — 0.1%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/31	630	634,759
5.875%	12/01/27(a)	2,490	2,631,705
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	2,244	2,431,911
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	10/17/25	430	493,398
Periama Holdings LLC (India),
Gtd. Notes
5.950%	04/19/26	1,175	1,260,356
TMS International Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	04/15/29(a)	1,815	1,898,273
			9,350,402
Leisure Time — 0.1%
Carnival Corp.,
Sec’d. Notes, 144A
9.875%	08/01/27	1,850	2,135,805
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	1,130	1,141,834
11.500%	04/01/23	660	736,851
Sr. Unsec’d. Notes, 144A
5.750%	03/01/27(a)	1,955	2,020,075
7.625%	03/01/26(a)	2,775	2,961,562
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
Deuce Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	06/15/27	GBP	440	$600,333
Life Time, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	01/15/26		245	253,614
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26(a)		1,315	1,348,251
Sr. Sec’d. Notes, 144A
10.250%	02/01/26		915	1,051,273
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		235	244,214
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
9.125%	06/15/23		180	195,740
Sr. Sec’d. Notes, 144A
10.875%	06/01/23		1,580	1,767,849
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26		2,330	2,394,239
5.500%	04/01/28(a)		3,015	3,086,569
TUI Cruises GmbH (Germany),
Sr. Unsec’d. Notes, 144A
6.500%	05/15/26	EUR	229	273,220
Viking Cruises Ltd.,
Sr. Sec’d. Notes, 144A
13.000%	05/15/25(a)		425	489,719
Sr. Unsec’d. Notes, 144A
7.000%	02/15/29		1,080	1,096,200
				21,797,348
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30(a)		1,290	1,381,898
Gtd. Notes, 144A
5.375%	05/01/25(a)		365	381,896
5.750%	05/01/28(a)		610	656,967
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		115	118,934
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24(a)		1,025	1,052,341
3.500%	08/18/26		1,680	1,719,808
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25		59	67,539
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
5.375%	12/04/29(a)		1,325	1,348,072
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
4.750%	02/01/27(a)		1,450	1,430,096
5.250%	06/18/25(a)		1,295	1,307,538

A26

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
5.875%	05/15/26(a)	995	$1,014,995
MGM Resorts International,
Gtd. Notes
4.750%	10/15/28	705	742,895
6.000%	03/15/23	1,200	1,269,143
Studio City Finance Ltd. (Macau),
Gtd. Notes, 144A
5.000%	01/15/29	425	392,180
6.500%	01/15/28	200	196,012
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/27(a)	2,145	2,166,302
5.500%	03/01/25	157	160,195
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	1,590	1,542,166
5.500%	10/01/27	200	191,969
			17,140,946
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	04/15/29	1,475	1,510,230
Machinery-Diversified — 0.1%
Mueller Water Products, Inc.,
Gtd. Notes, 144A
4.000%	06/15/29(a)	975	1,008,826
TK Elevator Holdco GmbH (Germany),
Gtd. Notes, 144A
7.625%	07/15/28(a)	2,965	3,166,040
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	3,550	3,729,431
			7,904,297
Media — 0.8%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)	3,910	3,728,959
5.750%	08/15/29(a)	1,990	1,928,135
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	970	998,995
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	1,180	1,200,254
4.250%	01/15/34	970	963,818
4.500%	08/15/30(a)	3,945	4,065,705
4.500%	06/01/33(a)	2,710	2,760,616
5.000%	02/01/28	710	741,147
5.375%	06/01/29	2,785	3,009,295
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	2,090	2,088,862
2.800%	04/01/31	3,285	3,299,497
3.700%	04/01/51	4,165	4,032,356
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
3.750%	02/15/28(a)	3,860	$4,226,304
4.908%	07/23/25	6,000	6,744,574
6.484%	10/23/45	875	1,187,668
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30(a)	7,000	7,301,459
3.900%	03/01/38	1,550	1,765,106
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29	4,785	5,182,012
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	3,160	2,995,476
5.000%	11/15/31(a)	1,130	1,083,877
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	940	414,627
Sr. Sec’d. Notes, 144A
5.375%	08/15/26(a)	265	175,555
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Sr. Sec’d. Notes, 144A
5.875%	08/15/27	1,175	1,226,722
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	1,060	1,039,909
5.875%	11/15/24	145	155,874
7.375%	07/01/28(a)	1,135	1,203,717
7.750%	07/01/26(a)	2,775	3,135,549
GCI LLC,
Sr. Unsec’d. Notes, 144A
4.750%	10/15/28	1,670	1,754,196
Globo Comunicacao e Participacoes SA (Brazil),
Sr. Unsec’d. Notes
4.843%	06/08/25	7,500	7,817,281
4.875%	01/22/30	1,900	1,906,407
5.125%	03/31/27	600	608,927
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	5,080	5,426,747
LCPR Senior Secured Financing DAC,
Sr. Sec’d. Notes, 144A
5.125%	07/15/29(a)	1,850	1,906,139
6.750%	10/15/27(a)	1,800	1,915,635
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27	740	769,093
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	990	1,021,927
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
3.875%	09/01/31(a)	375	366,417
4.000%	07/15/28	4,305	4,381,264
5.500%	07/01/29	1,775	1,923,917
Townsquare Media, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/26	2,045	2,150,604

A27

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29(a)	2,835	$2,886,842
6.625%	06/01/27	880	954,427
9.500%	05/01/25	690	748,752
Urban One, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	02/01/28(a)	975	1,045,811
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes, 144A
5.000%	07/15/30(a)	525	536,393
Virgin Media Vendor Financing Notes IV DAC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.000%	07/15/28(a)	1,000	1,031,807
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	3,065	3,485,209
Ziggo Bond Co. BV (Netherlands),
Gtd. Notes, 144A
5.125%	02/28/30	435	446,384
Sr. Unsec’d. Notes, 144A
6.000%	01/15/27	3,077	3,191,782
Ziggo BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/27	236	243,854
			113,175,883
Metal Fabricate/Hardware — 0.0%
HTA Group Ltd.,
Gtd. Notes
2.875%	03/18/27	1,000	1,100,174
Gtd. Notes, 144A
7.000%	12/18/25	870	914,384
Roller Bearing Co. of America, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/29	895	917,245
			2,931,803
Mining — 0.3%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27(a)	910	976,905
6.125%	05/15/28(a)	2,470	2,687,461
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28(a)	1,755	1,859,974
Compass Minerals International, Inc.,
Gtd. Notes, 144A
6.750%	12/01/27(a)	1,100	1,173,074
Constellium SE,
Gtd. Notes, 144A
5.625%	06/15/28(a)	1,085	1,140,071
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.000%	09/30/29	13,965	14,307,167
3.150%	01/15/51(a)	352	324,285
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
3.625%	08/01/27	1,745	$1,873,073
3.700%	01/30/50	845	860,047
3.750%	01/15/31	1,305	1,401,972
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
5.125%	05/15/24	1,020	1,089,554
Freeport-McMoRan, Inc.,
Gtd. Notes
5.400%	11/14/34	4,385	5,268,670
5.450%	03/15/43	1,440	1,771,956
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28(a)	1,480	1,593,780
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26(a)	1,230	1,219,187
6.125%	04/01/29(a)	2,430	2,546,475
Industrias Penoles SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.750%	08/06/50	260	288,701
Joseph T Ryerson & Son, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/01/28(a)	730	811,404
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	07/15/27(a)	1,075	1,107,144
Nexa Resources SA (Peru),
Gtd. Notes
5.375%	05/04/27	200	210,150
6.500%	01/18/28	500	551,265
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30(a)	1,600	1,683,032
			44,745,347
Miscellaneous Manufacturing — 0.1%
General Electric Co.,
Jr. Sub. Notes, Series D, 3 Month LIBOR + 3.330%
3.446%(c)	12/15/21(a)(oo)	408	398,972
Hillenbrand, Inc.,
Gtd. Notes
3.750%	03/01/31	2,310	2,297,490
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
1.700%	03/11/28(a)	1,295	1,293,278
2.150%	03/11/31(a)	4,745	4,760,649
			8,750,389
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
4.125%	05/01/25	650	673,862
Oil & Gas — 1.0%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
8.250%	02/15/26	1,510	1,630,714

A28

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26	1,090	$1,151,500
Apache Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/37	95	115,580
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.375%	07/15/25(a)	178	201,528
6.750%	11/15/39	560	762,491
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26(a)	480	502,863
5.875%	02/01/29(a)	615	657,040
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24(a)	1,575	1,586,950
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
6.375%	06/15/26(a)	710	721,734
7.000%	06/15/25	1,075	1,099,636
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30(a)	885	920,523
6.750%	03/01/29(a)	2,770	2,993,490
Continental Resources, Inc.,
Gtd. Notes
4.375%	01/15/28(a)	1,655	1,831,227
4.900%	06/01/44(a)	1,565	1,753,629
Gtd. Notes, 144A
5.750%	01/15/31(a)	435	525,752
Cosan Overseas Ltd. (Brazil),
Gtd. Notes
8.250%	11/05/21(oo)	520	533,210
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	10,098	10,793,690
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.875%	05/28/45	2,000	2,020,100
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	1,435	1,510,939
6.625%	07/15/25(a)	725	766,057
EQT Corp.,
Sr. Unsec’d. Notes
6.625%	02/01/25	100	114,554
7.500%	02/01/30(a)	630	810,733
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes
3.500%	07/14/31	435	433,503
Sr. Unsec’d. Notes, 144A
3.500%	07/14/31	1,715	1,709,097
Gulfport Energy Operating Corp.,
Gtd. Notes, 144A
8.000%	05/17/26	1,085	1,181,883
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Hess Corp.,
Sr. Unsec’d. Notes
7.125%	03/15/33	315	$425,602
7.300%	08/15/31	260	351,175
7.875%	10/01/29	129	174,634
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	1,150	1,185,115
6.000%	02/01/31	435	448,681
Independence Energy Finance LLC,
Sr. Unsec’d. Notes, 144A
7.250%	05/01/26	1,900	1,965,348
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
3.500%	04/14/33	3,250	3,358,453
Kosmos Energy Ltd. (Ghana),
Gtd. Notes
7.125%	04/04/26	800	782,434
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A
6.125%	06/30/25	1,200	1,303,009
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
Gtd. Notes, 144A
6.000%	08/01/26	3,240	3,326,567
Oasis Petroleum, Inc.,
Gtd. Notes, 144A
6.375%	06/01/26(a)	1,240	1,296,349
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.500%	12/01/25	535	592,683
6.625%	09/01/30(a)	1,000	1,234,159
6.950%	07/01/24	1,895	2,136,390
7.500%	05/01/31	465	603,919
7.875%	09/15/31	265	353,171
8.000%	07/15/25(a)	600	716,095
8.500%	07/15/27(a)	515	645,069
8.875%	07/15/30	1,335	1,813,639
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
6.450%	05/30/44	1,645	2,151,495
Sr. Unsec’d. Notes, EMTN
5.625%	05/20/43	6,400	7,598,810
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.500%	06/10/51	860	801,037
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.375%	04/12/27(d)	5,670	309,545
6.000%	05/16/24(d)	19,015	1,098,754
6.000%	11/15/26(d)	6,600	379,634
9.000%	11/17/21(d)	37,670	2,166,025
9.750%	05/17/35(d)	1,875	107,813
12.750%	02/17/22(d)	5,195	298,713
Sr. Sec’d. Notes
8.500%	10/27/20(d)	2,475	620,850

A29

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sr. Sec’d. Notes, 144A
8.500%	10/27/20(d)		1,076	$269,788
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.500%	01/23/26		4,000	4,025,996
6.500%	03/13/27(a)		3,900	4,116,500
6.500%	06/02/41		18,852	16,715,925
Gtd. Notes, Series 2013-2
7.190%	09/12/24	MXN	3,700	171,184
Qatar Petroleum (Qatar),
Sr. Unsec’d. Notes
2.250%	07/12/31		1,400	1,384,951
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31(a)		1,330	1,315,704
3.125%	07/12/41		1,965	1,966,696
Range Resources Corp.,
Gtd. Notes
9.250%	02/01/26(a)		2,330	2,540,617
Gtd. Notes, 144A
8.250%	01/15/29(a)		835	939,364
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes
3.667%	11/30/27		6,300	6,864,858
Rockcliff Energy II LLC,
Sr. Unsec’d. Notes, 144A
5.500%	10/15/29		995	1,010,026
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		3,465	3,397,598
Sr. Unsec’d. Notes, EMTN
3.500%	04/16/29		3,600	3,878,492
4.250%	04/16/39		2,300	2,588,393
Thaioil Treasury Center Co. Ltd. (Thailand),
Gtd. Notes, 144A, MTN
3.500%	10/17/49		610	533,581
Gtd. Notes, EMTN
3.500%	10/17/49		1,675	1,465,161
Trinidad Petroleum Holdings Ltd. (Trinidad & Tobago),
Sr. Sec’d. Notes, 144A
9.750%	06/15/26		300	335,836
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.150%	09/15/27		450	453,275
Vine Energy Holdings LLC,
Gtd. Notes, 144A
6.750%	04/15/29		2,265	2,446,804
Woodside Finance Ltd. (Australia),
Gtd. Notes, 144A
3.650%	03/05/25		4,520	4,803,177
3.700%	09/15/26		3,608	3,896,967
3.700%	03/15/28		4,041	4,329,108
4.500%	03/04/29		3,850	4,312,045
				148,335,637
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27	645	$676,072
Exterran Energy Solutions LP/EES Finance Corp.,
Gtd. Notes
8.125%	05/01/25(a)	1,025	979,140
USA Compression Partners LP/USA Compression Finance Corp.,
Gtd. Notes
6.875%	09/01/27(a)	925	977,205
			2,632,417
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Unsec’d. Notes, 144A
4.000%	09/01/29(a)	2,290	2,314,979
Cascades, Inc./Cascades USA, Inc. (Canada),
Gtd. Notes, 144A
5.125%	01/15/26(a)	1,125	1,196,473
5.375%	01/15/28(a)	2,275	2,386,356
Crown Cork & Seal Co., Inc.,
Gtd. Notes
7.375%	12/15/26	100	123,958
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
8.500%	04/15/24	1,295	1,340,340
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25(a)	820	815,160
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25	235	263,091
8.375%	04/15/27	70	79,917
Sealed Air Corp.,
Gtd. Notes, 144A
6.875%	07/15/33	515	672,806
Trivium Packaging Finance BV (Netherlands),
Gtd. Notes, 144A
8.500%	08/15/27(a)	3,265	3,492,143
Sr. Sec’d. Notes, 144A
5.500%	08/15/26(a)	925	969,993
			13,655,216
Pharmaceuticals — 1.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	5,835	6,252,225
3.200%	11/21/29(a)	5,000	5,387,811
3.800%	03/15/25(a)	3,000	3,258,983
4.250%	11/14/28	12,500	14,320,067
4.875%	11/14/48	5,000	6,408,073
AdaptHealth LLC,
Gtd. Notes, 144A
5.125%	03/01/30(a)	335	335,261
6.125%	08/01/28(a)	1,050	1,115,513

A30

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
1.750%	05/28/28	2,585	$2,600,299
2.250%	05/28/31	835	848,535
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	3,070	3,274,519
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
7.000%	01/15/28	110	112,697
7.250%	05/30/29	1,135	1,162,145
Sr. Sec’d. Notes, 144A
4.875%	06/01/28(a)	1,560	1,617,624
5.750%	08/15/27(a)	485	508,962
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31(a)	3,840	3,734,685
2.823%	05/20/30(a)	6,480	6,782,922
3.700%	06/06/27	8,639	9,551,234
3.794%	05/20/50(a)	2,555	2,845,168
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	3,410	3,710,408
4.500%	11/15/44	770	871,578
4.900%	09/15/45	3,525	4,205,685
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	575	627,601
4.375%	10/15/28	6,520	7,535,160
4.500%	02/25/26	5,190	5,848,576
4.800%	08/15/38	2,310	2,827,073
Sr. Unsec’d. Notes
2.375%	03/15/31(a)	2,020	2,039,323
2.400%	03/15/30	5,000	5,084,162
CVS Health Corp.,
Sr. Unsec’d. Notes
1.300%	08/21/27(a)	8,300	8,169,442
1.875%	02/28/31	2,425	2,339,685
2.700%	08/21/40	700	670,529
3.625%	04/01/27	7,000	7,721,911
4.250%	04/01/50(a)	8,330	9,855,207
5.050%	03/25/48	1,960	2,527,625
5.125%	07/20/45	140	180,329
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	1,170	1,193,644
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	3,345	3,512,666
Perrigo Finance Unlimited Co.,
Gtd. Notes
3.150%	06/15/30(a)	450	464,858
4.375%	03/15/26	2,305	2,482,091
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36(a)	427	466,619
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
6.750%	03/01/28	880	$1,005,026
7.125%	01/31/25(a)	3,500	3,823,245
Vizient, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	05/15/27	580	606,949
			147,886,115
Pipelines — 0.8%
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23	1,320	1,356,946
3.400%	02/15/31	1,805	1,901,498
4.450%	07/15/27	1,330	1,496,300
5.950%	06/01/26	6,820	7,985,928
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	1,375	1,457,901
3.302%	01/15/35	1,505	1,605,850
3.701%	01/15/39	1,120	1,239,865
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
3.700%	11/15/29	3,585	3,898,712
5.125%	06/30/27	1,110	1,283,660
Cheniere Energy Partners LP,
Gtd. Notes, 144A
3.250%	01/31/32	1,915	1,922,228
DCP Midstream LP,
Jr. Sub. Notes, Series A
7.375%(ff)	12/15/22(a)(oo)	1,090	1,059,910
DCP Midstream Operating LP,
Gtd. Notes
5.625%	07/15/27	1,280	1,456,923
8.125%	08/16/30	750	1,008,085
Gtd. Notes, 144A
6.450%	11/03/36	1,150	1,431,943
6.750%	09/15/37(a)	1,035	1,371,244
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	1,375	1,442,513
4.500%	04/15/24	955	1,033,340
4.950%	06/15/28	3,285	3,773,007
5.000%	05/15/50	680	785,162
5.250%	04/15/29	2,165	2,536,265
5.500%	06/01/27(a)	2,225	2,611,104
5.875%	01/15/24	2,575	2,827,033
6.000%	06/15/48	5,460	6,919,671
6.250%	04/15/49	3,595	4,731,249
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	340	346,751
2.600%	10/15/25	1,050	1,077,609
3.450%	10/15/27(a)	435	459,410

A31

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23	1,285	$1,399,603
NGL Energy Operating LLC/NGL Energy Finance Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/01/26	3,000	3,057,289
NGL Energy Partners LP/NGL Energy Finance Corp.,
Gtd. Notes
7.500%	11/01/23	1,553	1,508,485
NuStar Logistics LP,
Gtd. Notes
5.750%	10/01/25(a)	735	792,326
6.000%	06/01/26(a)	1,040	1,128,250
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30	630	726,771
5.000%	03/15/27	9,460	10,888,219
5.750%	05/15/24	2,660	2,962,027
5.875%	06/30/26	180	211,676
Summit Midstream Partners LP,
Jr. Sub. Notes, Series A
9.500%	12/15/22(oo)	63	50,863
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	1,175	1,203,323
6.000%	03/01/27(a)	1,530	1,600,321
6.000%	12/31/30	965	988,989
7.500%	10/01/25	1,755	1,898,515
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.875%	02/01/31	310	334,377
5.500%	03/01/30(a)	2,660	2,909,179
6.500%	07/15/27(a)	1,920	2,069,985
6.875%	01/15/29(a)	480	538,282
Gtd. Notes, 144A
4.000%	01/15/32(a)	1,100	1,136,545
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	1,025	1,097,196
4.000%	03/15/28	2,679	2,991,701
4.600%	03/15/48	2,165	2,611,390
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29(a)	990	1,020,220
4.125%	08/15/31	1,275	1,332,445
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	06/15/27	4,000	4,409,680
3.900%	01/15/25	2,630	2,841,229
4.000%	09/15/25	985	1,079,508
4.300%	03/04/24	415	445,797
5.100%	09/15/45(a)	4,000	4,954,848
			117,209,146
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate — 0.2%
Agile Group Holdings Ltd. (China),
Sr. Sec’d. Notes
5.750%	01/02/25	1,000	$941,227
6.050%	10/13/25	550	518,768
CIFI Holdings Group Co. Ltd. (China),
Gtd. Notes
5.250%	05/13/26	500	489,946
6.550%	03/28/24	1,100	1,110,416
Country Garden Holdings Co. Ltd. (China),
Sr. Sec’d. Notes
3.300%	01/12/31	800	733,183
5.125%	01/14/27	395	401,136
5.400%	05/27/25	4,600	4,695,415
5.625%	01/14/30	755	774,303
8.000%	01/27/24	650	673,185
Cushman & Wakefield US Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	05/15/28	2,075	2,250,649
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	1,210	1,212,904
5.375%	08/01/28	1,670	1,763,742
Kaisa Group Holdings Ltd. (China),
Sr. Sec’d. Notes
11.950%	10/22/22	1,550	1,316,370
Realogy Group LLC/Realogy Co-Issuer Corp.,
Gtd. Notes, 144A
9.375%	04/01/27(a)	1,255	1,383,322
Sec’d. Notes, 144A
7.625%	06/15/25	400	426,821
Shimao Group Holdings Ltd. (China),
Sr. Unsec’d. Notes
3.450%	01/11/31(a)	3,575	3,200,144
5.600%	07/15/26(a)	5,000	4,962,931
Times China Holdings Ltd. (China),
Sr. Sec’d. Notes
6.750%	07/08/25	1,912	1,760,905
Yanlord Land HK Co. Ltd. (China),
Sr. Sec’d. Notes
6.750%	04/23/23	600	606,877
			29,222,244
Real Estate Investment Trusts (REITs) — 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
1.875%	02/01/33	5,000	4,715,434
2.750%	12/15/29	2,695	2,806,290
3.950%	01/15/27	3,756	4,191,383
American Campus Communities Operating Partnership LP,
Gtd. Notes
2.850%	02/01/30(a)	5,965	6,130,587
3.300%	07/15/26	2,560	2,742,639
3.625%	11/15/27	2,210	2,409,574
American Finance Trust, Inc./American Finance Operating Partner LP,
Gtd. Notes, 144A
4.500%	09/30/28	1,505	1,505,000

A32

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
American Tower Corp.,
Sr. Unsec’d. Notes
1.600%	04/15/26	1,700	$1,707,748
2.300%	09/15/31	1,850	1,826,800
Apollo Commercial Real Estate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	06/15/29	2,410	2,338,543
Boston Properties LP,
Sr. Unsec’d. Notes
2.750%	10/01/26	6,240	6,583,515
3.250%	01/30/31	1,430	1,516,099
3.650%	02/01/26	4,870	5,310,788
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	1,849	1,972,803
3.850%	02/01/25	665	718,802
3.900%	03/15/27	6,003	6,572,546
4.050%	07/01/30	770	857,511
4.125%	06/15/26	3,075	3,408,853
4.125%	05/15/29	3,735	4,197,453
Crown Castle International Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/31	1,505	1,470,604
Essex Portfolio LP,
Gtd. Notes
3.625%	05/01/27(a)	5,065	5,555,729
3.875%	05/01/24	457	488,767
Extra Space Storage LP,
Gtd. Notes
2.350%	03/15/32	4,101	4,007,982
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.350%	09/01/24	990	1,045,354
HAT Holdings I LLC/HAT Holdings II LLC,
Gtd. Notes, 144A
6.000%	04/15/25	1,025	1,072,657
Healthcare Realty Trust, Inc.,
Sr. Unsec’d. Notes
2.050%	03/15/31(a)	1,385	1,346,251
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	520	542,155
3.250%	07/15/26	530	575,082
3.500%	07/15/29	595	651,361
Highwoods Realty LP,
Sr. Unsec’d. Notes
4.125%	03/15/28	1,310	1,460,407
Kilroy Realty LP,
Gtd. Notes
4.375%	10/01/25	3,540	3,941,140
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.750%	02/01/27(a)	695	798,833
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
4.875%	05/15/29	2,145	$2,200,909
Prologis LP,
Sr. Unsec’d. Notes
1.250%	10/15/30(a)	1,305	1,222,846
Regency Centers LP,
Gtd. Notes
3.700%	06/15/30	2,560	2,828,323
RLJ Lodging Trust LP,
Sr. Sec’d. Notes, 144A
3.750%	07/01/26	715	721,226
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27(a)	505	522,956
SBA Tower Trust,
Asset-Backed, 144A
1.631%	05/15/51	1,885	1,880,269
2.836%	01/15/50	3,865	4,002,885
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24	1,370	1,388,227
Simon Property Group LP,
Sr. Unsec’d. Notes
2.650%	07/15/30(a)	2,705	2,782,136
3.300%	01/15/26(a)	940	1,017,823
3.500%	09/01/25(a)	2,305	2,507,161
3.800%	07/15/50(a)	2,820	3,104,549
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
5.000%	12/15/21	450	451,048
VEREIT Operating Partnership LP,
Gtd. Notes
2.850%	12/15/32	3,295	3,422,260
3.400%	01/15/28	4,664	5,039,909
3.950%	08/15/27	6,616	7,401,946
4.600%	02/06/24	8,075	8,713,323
4.875%	06/01/26(a)	1,030	1,179,462
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30	165	175,297
XHR LP,
Sr. Sec’d. Notes, 144A
4.875%	06/01/29(a)	1,500	1,544,519
			136,575,764
Retail — 0.3%
Ambience Merger Sub, Inc.,
Gtd. Notes, 144A
7.125%	07/15/29(a)	1,165	1,156,871
Bath & Body Works, Inc.,
Gtd. Notes
6.694%	01/15/27	1,275	1,487,738
7.500%	06/15/29(a)	485	551,154

A33

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Gtd. Notes, 144A
6.625%	10/01/30	1,005	$1,141,146
9.375%	07/01/25	1,901	2,414,536
Sr. Unsec’d. Notes
6.950%	03/01/33	1,900	2,259,331
Carvana Co.,
Gtd. Notes, 144A
5.500%	04/15/27	1,080	1,104,303
5.875%	10/01/28(a)	1,710	1,766,791
Dave & Buster’s, Inc.,
Sr. Sec’d. Notes, 144A
7.625%	11/01/25	2,203	2,356,881
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	02/07/25(a)	2,055	2,109,520
8.500%	10/30/25	3,910	4,080,734
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	1,780	1,827,075
LSF9 Atlantis Holdings LLC/Victra Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	02/15/26	2,235	2,317,166
Papa John’s International, Inc.,
Gtd. Notes, 144A
3.875%	09/15/29	1,400	1,393,000
PetSmart, Inc./PetSmart Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/29	3,640	3,969,648
Sr. Sec’d. Notes, 144A
4.750%	02/15/28(a)	1,265	1,306,732
QVC, Inc.,
Sr. Sec’d. Notes
4.375%	03/15/23(a)	2,360	2,460,309
Ross Stores, Inc.,
Sr. Unsec’d. Notes
0.875%	04/15/26	1,075	1,055,607
1.875%	04/15/31	2,935	2,831,507
Specialty Building Products Holdings LLC/SBP Finance Corp.,
Sr. Sec’d. Notes, 144A
6.375%	09/30/26	1,430	1,502,643
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	3,720	3,772,574
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	4,230	4,115,699
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31(a)	1,555	1,495,458
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	865	915,159
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.350%	11/01/43(a)	1,143	1,264,798
6.875%	11/15/37	374	481,524
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	520	$563,807
			51,701,711
Semiconductors — 0.1%
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	2,510	2,820,188
4.640%	02/06/24(a)	5,940	6,442,943
NXP BV/NXP Funding LLC (China),
Gtd. Notes, 144A
5.350%	03/01/26	1,660	1,917,136
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes, 144A
2.700%	05/01/25	295	308,433
3.150%	05/01/27	605	646,386
TSMC Global Ltd. (Taiwan),
Gtd. Notes, 144A
1.000%	09/28/27	7,100	6,802,609
			18,937,695
Software — 0.1%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	1,185	1,192,933
Boxer Parent Co., Inc.,
Sec’d. Notes, 144A
9.125%	03/01/26	805	843,640
Sr. Sec’d. Notes, 144A
7.125%	10/02/25(a)	1,670	1,782,638
Clarivate Science Holdings Corp.,
Sr. Sec’d. Notes, 144A
3.875%	07/01/28(a)	1,525	1,525,234
Sr. Unsec’d. Notes, 144A
4.875%	07/01/29(a)	1,095	1,097,132
Fair Isaac Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/26(a)	1,195	1,357,547
Granite Merger Sub 2, Inc.,
Gtd. Notes, 144A
11.000%	07/15/27	860	968,948
MSCI, Inc.,
Gtd. Notes, 144A
3.250%	08/15/33(a)	585	592,319
3.625%	09/01/30(a)	350	363,872
4.000%	11/15/29(a)	670	709,528
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28	2,160	2,209,818
Playtika Holding Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	1,985	1,991,649
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	06/30/30	670	657,226

A34

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Veritas US, Inc./Veritas Bermuda Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	09/01/25(a)	925	$962,726
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
Gtd. Notes, 144A
3.875%	02/01/29	435	432,870
			16,688,080
Telecommunications — 1.0%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A
6.000%	02/15/28(a)	2,680	2,556,903
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.125%	07/15/29(a)	3,090	3,034,339
5.500%	10/15/29	1,395	1,382,516
7.375%	05/01/26	965	1,001,293
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	5,000	4,871,659
2.300%	06/01/27	2,835	2,936,431
2.750%	06/01/31(a)	9,340	9,591,989
4.300%	02/15/30(a)	1,595	1,831,035
Axtel SAB de CV (Mexico),
Gtd. Notes, 144A
6.375%	11/14/24	800	824,396
Bharti Airtel Ltd. (India),
Sr. Unsec’d. Notes, 144A
3.250%	06/03/31(a)	1,730	1,731,637
C&W Senior Financing DAC (Panama),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27	1,750	1,838,496
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	1,345	1,407,586
Consolidated Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	10/01/28(a)	1,330	1,449,879
Crown Castle Towers LLC,
Asset-Backed, 144A
3.663%	05/15/45	4,425	4,652,941
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	855	916,953
Globe Telecom, Inc. (Philippines),
Sr. Unsec’d. Notes
3.000%	07/23/35	1,900	1,763,702
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	2,430	2,764,598
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
9.500%	09/30/22(d)	1,150	1,363,223
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29(a)	940	910,908
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
4.625%	09/15/27(a)	1,225	$1,261,726
LogMeIn, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	09/01/27(a)	1,150	1,167,846
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/29	895	867,581
Millicom International Cellular SA (Colombia),
Sr. Unsec’d. Notes, 144A
4.500%	04/27/31(a)	200	209,100
NBN Co. Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN
2.625%	05/05/31	2,925	2,968,311
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
1.591%	04/03/28	4,585	4,534,968
2.065%	04/03/31	600	603,368
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31	1,795	1,831,102
Oztel Holdings SPC Ltd. (Oman),
Sr. Sec’d. Notes
6.625%	04/24/28	2,450	2,694,250
Plantronics, Inc.,
Gtd. Notes, 144A
4.750%	03/01/29(a)	1,880	1,761,632
Sable International Finance Ltd. (Chile),
Sr. Sec’d. Notes, 144A
5.750%	09/07/27(a)	1,550	1,626,178
SmarTone Finance Ltd. (Hong Kong),
Gtd. Notes
3.875%	04/08/23	1,000	1,031,087
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	2,030	2,592,775
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	395	449,645
7.875%	09/15/23	2,490	2,782,804
Telefonica Celular del Paraguay SA (Paraguay),
Sr. Unsec’d. Notes, 144A
5.875%	04/15/27	1,340	1,402,123
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes, 144A
6.500%	10/15/27(a)	1,200	1,040,433
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29	535	540,397
2.875%	02/15/31(a)	1,180	1,190,570
Gtd. Notes, 144A
3.500%	04/15/31(a)	1,470	1,552,370
Sr. Sec’d. Notes
3.750%	04/15/27	7,670	8,450,486
3.875%	04/15/30	7,425	8,203,129

A35

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
United States Cellular Corp.,
Sr. Unsec’d. Notes
6.700%	12/15/33(a)	645	$798,016
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	2,160	2,192,856
2.550%	03/21/31(a)	3,335	3,383,376
2.987%	10/30/56	11,350	10,550,889
3.550%	03/22/51	2,905	3,058,711
4.329%	09/21/28	3,125	3,594,832
4.672%	03/15/55	7,500	9,414,420
Sr. Unsec’d. Notes, 144A
2.355%	03/15/32(a)	3,440	3,405,826
VF Ukraine PAT via VFU Funding PLC (Ukraine),
Sr. Unsec’d. Notes
6.200%	02/11/25	1,200	1,245,083
Viasat, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	04/15/27(a)	710	740,695
Viavi Solutions, Inc.,
Gtd. Notes, 144A
3.750%	10/01/29	865	866,595
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31(a)	2,840	2,902,993
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.875%	06/19/49	5,800	7,247,663
5.000%	05/30/38	3,040	3,806,060
5.250%	05/30/48	3,500	4,534,863
			153,335,243
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.,
Sr. Unsec’d. Notes
3.000%	11/19/24(a)	4,170	4,415,506
3.550%	11/19/26	1,935	2,107,762
Mattel, Inc.,
Sr. Unsec’d. Notes
5.450%	11/01/41(a)	355	424,384
6.200%	10/01/40(a)	845	1,086,446
			8,034,098
Transportation — 0.1%
Autoridad del Canal de Panama (Panama),
Sr. Unsec’d. Notes, 144A
4.950%	07/29/35	980	1,207,923
Cargo Aircraft Management, Inc.,
Gtd. Notes, 144A
4.750%	02/01/28(a)	1,480	1,530,120
Empresa de los Ferrocarriles del Estado (Chile),
Sr. Unsec’d. Notes
3.068%	08/18/50	770	685,272
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes, 144A
3.693%	09/13/61(a)	525	514,035
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
4.700%	05/07/50	1,295	$1,534,150
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	456	534,534
Ukraine Railways Via Rail Capital Markets PLC (Ukraine),
Sr. Unsec’d. Notes
8.250%	07/09/24	1,625	1,694,388
Watco Cos. LLC/Watco Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	06/15/27(a)	1,960	2,097,804
			9,798,226
Trucking & Leasing — 0.0%
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
3.000%	07/15/22	3,645	3,709,752
Water — 0.0%
Manila Water Co., Inc. (Philippines),
Sr. Unsec’d. Notes
4.375%	07/30/30	1,700	1,790,297
Solaris Midstream Holdings LLC,
Gtd. Notes, 144A
7.625%	04/01/26	1,235	1,325,099
			3,115,396

Total Corporate Bonds (cost $2,216,457,828)			2,258,203,804
Municipal Bonds — 0.2%
Colorado — 0.1%
Colorado Health Facilities Authority,
Taxable, Revenue Bonds, Series B
4.480%	12/01/40	7,015	7,496,649
Denver City & County School District No. 1,
Taxable, Certificate Participation, Series B
4.242%	12/15/37	1,215	1,418,610
			8,915,259
District of Columbia — 0.0%
District of Columbia,
Revenue Bonds, BABs, Series E
5.591%	12/01/34	120	154,276
Illinois — 0.0%
Metropolitan Water Reclamation District of Greater Chicago,
General Obligation Limited, Taxable, BABs
5.720%	12/01/38	2,065	2,879,560
New York — 0.1%
City of New York,
General Obligation Unlimited, Taxable, BABs, Series F-1
6.271%	12/01/37	2,630	3,790,698
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds
5.267%	05/01/27	1,810	2,159,819

A36

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
Revenue Bonds, BABs
5.508%	08/01/37	3,275	$4,386,764
			10,337,281
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series E
4.322%	12/01/27	1,188	1,357,801
Texas — 0.0%
City of Houston Airport System Revenue,
Taxable, Revenue Bonds, Series C
2.485%	07/01/32	1,330	1,357,824
Waco Educational Finance Corp.,
Taxable, Revenue Bonds
2.056%	03/01/31	890	873,606
			2,231,430
Utah — 0.0%
Utah Transit Authority,
Revenue Bonds, BABs, Series B
5.937%	06/15/39	1,920	2,706,067
Virginia — 0.0%
Virginia Commonwealth Transportation Board,
Revenue Bonds, BABs
5.350%	05/15/35	1,470	1,812,407
Virginia Public Building Authority,
Revenue Bonds, BABs
5.900%	08/01/30	960	1,214,880
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	1,755	2,074,919
			5,102,206

Total Municipal Bonds (cost $29,666,304)			33,683,880
Residential Mortgage-Backed Securities — 1.2%
Angel Oak Mortgage Trust,
Series 2020-03, Class A1, 144A
1.691%(cc)	04/25/65	1,774	1,786,225
Series 2021-01, Class A2, 144A
1.115%(cc)	01/25/66	4,060	4,057,187
Series 2021-03, Class A1, 144A
1.068%(cc)	05/25/66	3,222	3,221,064
Series 2021-04, Class A3, 144A
1.446%(cc)	01/20/65	2,807	2,807,040
Angel Oak Mortgage Trust I LLC,
Series 2019-02, Class A1, 144A
3.628%(cc)	03/25/49	1,146	1,157,230
CIM Trust,
Series 2020-INV01, Class A2, 144A
2.500%(cc)	04/25/50	3,887	3,940,484
Series 2021-INV01, Class A29, 144A
2.500%(cc)	07/01/51	3,920	3,959,433
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2020-EXP02, Class A3, 144A
2.500%(cc)	08/25/50	4,182	$4,236,457
COLT Funding LLC,
Series 2021-01, Class A1, 144A
0.910%(cc)	06/25/66	3,577	3,573,744
COLT Mortgage Loan Trust,
Series 2020-03, Class A1, 144A
1.506%(cc)	04/27/65	835	836,580
Deephaven Residential Mortgage Trust,
Series 2021-02, Class A1, 144A
0.899%(cc)	04/25/66	1,625	1,624,973
Series 2021-02, Class A2, 144A
1.209%(cc)	04/25/66	1,528	1,527,195
Ellington Financial Mortgage Trust,
Series 2020-02, Class A1, 144A
1.178%(cc)	10/25/65	3,135	3,147,284
Series 2021-02, Class A1, 144A
0.931%(cc)	06/25/66	2,083	2,084,529
Series 2021-02, Class A2, 144A
1.085%(cc)	06/25/66	2,803	2,805,187
Fannie Mae Connecticut Avenue Securities,
Series 2017-C02, Class 2ED3, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.436%(c)	09/25/29	4,838	4,867,407
Series 2017-C04, Class 2ED2, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.186%(c)	11/25/29	6,935	6,716,510
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.086%(c)	02/25/30	1,346	1,341,136
Series 2018-C01, Class 1ED2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.936%(c)	07/25/30	4,638	4,637,482
Fannie Mae Interest Strips,
Series 319, Class 2, IO
6.500%	02/25/32	2	361
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.436%(c)	03/25/29	59	59,022
Series 2017-DNA02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.286%(c)	10/25/29	336	336,236
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.836%(c)	03/25/30	118	118,466
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
0.850%(c)	08/25/33	3,728	3,732,668
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
0.950%(c)	12/25/50	768	768,506

A37

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-DNA01, Class M1, 144A, 30 Day Average SOFR + 0.650% (Cap N/A, Floor 0.000%)
0.700%(c)	01/25/51	1,238	$1,237,530
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
0.750%(c)	08/25/33	1,292	1,292,637
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.836%(c)	09/25/48	6	5,893
FirstKey Mortgage Trust,
Series 2014-01, Class B2, 144A
3.899%(cc)	11/25/44	999	1,034,434
Freddie Mac REMICS,
Series 4977, Class IO, IO
4.500%	05/25/50	2,277	377,077
Freddie Mac Whole Loan Securities Trust,
Series 2017-SC01, Class M1, 144A
3.632%(cc)	12/25/46	2,580	2,614,205
FWD Securitization Trust,
Series 2020-INV01, Class A1, 144A
2.240%(cc)	01/25/50	2,128	2,158,056
Galton Funding Mortgage Trust,
Series 2018-01, Class A23, 144A
3.500%(cc)	11/25/57	871	881,029
Series 2018-02, Class A22, 144A
4.000%(cc)	10/25/58	1,128	1,145,320
Series 2020-H01, Class A1, 144A
2.310%(cc)	01/25/60	1,088	1,105,489
GCAT Trust,
Series 2021-NQM04, Class A3, 144A
1.556%(cc)	08/25/66	1,706	1,703,769
Government National Mortgage Assoc.,
Series 2011-41, Class AI, IO
4.500%	12/20/39	12	235
Series 2012-94, Class BI, IO
4.000%	05/20/37	565	14,715
Series 2013-24, Class OI, IO
4.000%	02/20/43	345	42,775
Series 2013-82, Class IG, IO
3.500%	05/20/43	1,053	166,048
Series 2018-08, Class DA
3.000%	11/20/47	539	558,601
GS Mortgage-Backed Securities Corp. Trust,
Series 2021-PJ05, Class A4, 144A
2.500%(cc)	10/25/51	8,604	8,620,943
GS Mortgage-Backed Securities Trust,
Series 2014-EB01A, Class 2A1, 144A
1.657%(cc)	07/25/44	78	78,769
Series 2020-INV01, Class A14, 144A
2.976%(cc)	10/25/50	2,941	2,999,049
Series 2021-GR01, Class A4, 144A
2.500%(cc)	11/25/51	3,059	3,080,710
Series 2021-GR02, Class A4, 144A
2.500%(cc)	02/25/52	3,132	3,169,842
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Homeward Opportunities Fund I Trust,
Series 2020-02, Class A1, 144A
1.657%(cc)	05/25/65	1,488	$1,494,202
JPMorgan Mortgage Trust,
Series 2019-INV02, Class A3, 144A
3.500%(cc)	02/25/50	822	836,121
Series 2019-INV03, Class A3, 144A
3.500%(cc)	05/25/50	1,625	1,664,985
Series 2020-INV01, Class A11, 144A, 1 Month LIBOR + 0.830% (Cap 6.000%, Floor 0.000%)
0.914%(c)	08/25/50	777	782,049
Series 2020-INV01, Class A3, 144A
3.500%(cc)	08/25/50	1,291	1,323,273
Series 2020-INV02, Class A13, 144A
3.000%(cc)	10/25/50	1,539	1,576,102
Series 2020-LTV01, Class A3, 144A
3.500%(cc)	06/25/50	1,229	1,250,501
New Residential Mortgage Loan Trust,
Series 2020-NQM01, Class A1, 144A
2.464%(cc)	01/26/60	1,781	1,796,245
Series 2020-NQM02, Class A1, 144A
1.650%(cc)	05/24/60	1,087	1,094,456
OBX Trust,
Series 2020-EXP03, Class 1A8, 144A
3.000%(cc)	01/25/60	1,444	1,459,897
Series 2021-NQM1, Class A1, 144A
1.072%(cc)	02/25/66	4,255	4,247,498
Series 2021-NQM1, Class A3, 144A
1.329%(cc)	02/25/66	3,764	3,748,407
PSMC Trust,
Series 2021-01, Class A1, 144A
2.500%(cc)	03/25/51	7,260	7,337,197
Sequoia Mortgage Trust,
Series 2017-05, Class B1, 144A
3.820%(cc)	08/25/47	2,091	2,136,694
Series 2018-CH01, Class A2, 144A
3.500%(cc)	02/25/48	277	280,152
Series 2018-CH02, Class A3, 144A
4.000%(cc)	06/25/48	1,767	1,786,018
SG Residential Mortgage Trust,
Series 2019-03, Class A1, 144A
2.703%(cc)	09/25/59	578	579,900
Starwood Mortgage Residential Trust,
Series 2018-IMC02, Class A1, 144A
4.121%(cc)	10/25/48	2,457	2,482,160
Series 2019-INV01, Class A1, 144A
2.610%(cc)	09/27/49	1,569	1,586,665
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	2,329	2,329,932
Series 2021-02, Class A1, 144A
0.943%(cc)	05/25/65	2,989	2,986,952
UWM Mortgage Trust,
Series 2021-INV01, Class A15, 144A
2.500%(cc)	08/25/51	7,465	7,531,182
Series 2021-INV02, Class A15, 144A
2.500%(cc)	09/25/51	3,030	3,044,913

A38

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Verus Securitization Trust,
Series 2019-03, Class A3, 144A
3.040%	07/25/59		1,989	$1,998,765
Series 2019-04, Class A3, 144A
3.000%	11/25/59		1,914	1,940,239
Series 2019-INV03, Class A1, 144A
2.692%(cc)	11/25/59		1,716	1,741,764
Series 2020-INV01, Class A1, 144A
1.977%(cc)	03/25/60		505	508,861
Series 2020-INV01, Class A3, 144A
3.889%(cc)	03/25/60		625	648,596
Series 2021-01, Class A3, 144A
1.155%(cc)	01/25/66		1,864	1,860,141
Series 2021-02, Class A2, 144A
1.288%(cc)	02/25/66		2,608	2,610,022
Series 2021-05, Class A2, 144A
1.218%(cc)	09/25/66		2,250	2,248,486
Vista Point Securitization Trust,
Series 2020-01, Class A1, 144A
1.763%(cc)	03/25/65		940	943,752
Series 2020-02, Class A1, 144A
1.475%(cc)	04/25/65		5,151	5,182,847
Series 2020-02, Class M1, 144A
3.401%(cc)	04/25/65		2,085	2,148,224
Wells Fargo Mortgage Backed Securities Trust,
Series 2021-RR1, Class A17, 144A
2.500%(cc)	12/25/50		4,807	4,831,057

Total Residential Mortgage-Backed Securities (cost $175,878,230)				175,647,787
Sovereign Bonds — 2.4%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
3.125%	04/16/30		1,280	1,392,469
Albania Government International Bond (Albania),
Sr. Unsec’d. Notes
3.500%	06/16/27	EUR	2,270	2,834,339
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
8.250%	05/09/28		4,085	4,243,067
9.500%	11/12/25		2,675	2,949,514
Sr. Unsec’d. Notes, EMTN
8.000%	11/26/29		3,940	4,042,787
9.125%	11/26/49		3,100	3,148,016
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.000%	12/15/35		9,945	49,654
0.500%(cc)	07/09/30		3,816	1,398,294
1.125%(cc)	07/09/35		11,226	3,665,215
2.000%(cc)	01/09/38		8,120	3,141,837
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes
6.000%	11/21/28		650	558,810
Sr. Unsec’d. Notes, 144A
6.000%	11/21/28		7,130	6,129,716
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes
7.000%	10/12/28		4,570	$4,994,570
7.500%	09/20/47		1,350	1,389,939
Barbados Government International Bond (Barbados),
Sr. Unsec’d. Notes, 144A
6.500%	10/01/29(a)		2,450	2,470,538
Benin Government International Bond (Benin),
Sr. Unsec’d. Notes, 144A
4.875%	01/19/32	EUR	2,375	2,743,309
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50		966	969,060
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
3.875%	06/12/30		1,800	1,746,081
5.000%	01/27/45		3,785	3,536,339
5.625%	01/07/41		1,840	1,864,788
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.500%	01/25/50		7,790	7,805,165
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.000%	01/30/30		1,200	1,133,970
3.125%	04/15/31		1,900	1,779,706
4.125%	05/15/51(a)		455	393,625
5.000%	06/15/45		2,345	2,289,503
5.625%	02/26/44		550	575,086
6.125%	01/18/41		465	511,257
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.000%	07/19/28		445	501,816
6.850%	01/27/45		6,535	7,293,781
7.450%	04/30/44		545	651,554
Sr. Unsec’d. Notes, 144A
4.500%	01/30/30		2,415	2,458,209
4.875%	09/23/32		3,930	4,018,475
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
0.500%(cc)	07/31/40		2,232	1,314,430
1.000%(cc)	07/31/35		5,805	3,828,247
5.000%(cc)	07/31/30		3,337	2,808,581
5.772%(s)	07/31/30		847	450,269
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
6.588%	02/21/28		2,500	2,508,977
Sr. Unsec’d. Notes, 144A, MTN
5.875%	02/16/31(a)		657	603,251
7.600%	03/01/29		2,085	2,161,269
8.500%	01/31/47		2,545	2,458,722
Sr. Unsec’d. Notes, EMTN
7.600%	03/01/29		800	829,264
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		1,000	1,059,323
8.500%	01/31/47		6,080	5,873,883

A39

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
5.875%	01/30/25	3,085	$2,360,391
7.650%	06/15/35	3,275	2,387,774
Sr. Unsec’d. Notes, 144A
8.625%	02/28/29	655	499,785
Export-Import Bank of India (India),
Sr. Unsec’d. Notes
3.375%	08/05/26	500	531,223
Sr. Unsec’d. Notes, 144A, MTN
2.250%	01/13/31	1,225	1,140,386
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30	6,600	6,705,615
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
6.375%	02/11/27	1,130	1,065,952
8.125%	01/18/26	3,680	3,726,348
Grenada Government International Bond (Grenada),
Sr. Unsec’d. Notes
7.000%	05/12/30	275	258,296
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.875%	02/13/28	1,500	1,620,012
4.900%	06/01/30	640	692,740
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
2.125%	09/22/31	3,690	3,638,323
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.850%	02/14/30	3,635	3,763,859
Sr. Unsec’d. Notes, EMTN
4.125%	01/15/25	4,325	4,740,099
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32	580	579,653
6.125%	06/15/33	5,400	5,700,452
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.875%	07/28/45	2,697	3,751,441
8.000%	03/15/39	2,590	3,596,951
Jordan Government International Bond (Jordan),
Sr. Unsec’d. Notes
5.850%	07/07/30	4,800	4,981,433
KSA Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.969%	10/29/29	1,600	1,692,306
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
6.000%	01/27/23(d)	7,570	1,257,406
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
4.280%	08/14/41	10,615	10,837,243
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
2.375%	12/15/27	2,300	2,253,425
3.000%	12/15/32	1,600	1,520,607
4.000%	12/15/50	2,700	2,468,379
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
3.000%	12/15/32	1,700	$1,615,645
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
4.750%	06/15/26	4,050	4,147,607
5.375%	03/08/27	3,650	3,807,698
5.625%	01/17/28	600	623,217
6.500%	03/08/47	2,430	2,348,698
6.750%	10/28/27	2,300	2,556,067
6.750%	01/17/48	1,400	1,383,553
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26	1,000	1,024,100
6.250%	01/25/31	560	598,031
6.750%	10/28/27	1,300	1,444,733
7.000%	01/25/51	1,435	1,457,073
Pakistan Government International Bond (Pakistan),
Sr. Unsec’d. Notes
7.875%	03/31/36	2,759	2,707,601
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.160%	01/23/30	6,090	6,277,901
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.700%	03/27/27	1,235	1,369,244
5.400%	03/30/50	2,310	2,648,975
5.600%	03/13/48	400	463,475
Sr. Unsec’d. Notes, 144A
2.739%	01/29/33(a)	560	537,786
4.950%	04/28/31	1,570	1,772,760
5.400%	03/30/50	200	229,348
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.550%	03/29/26	10,105	11,434,035
Sr. Unsec’d. Notes, EMTN
4.450%	02/20/29	2,700	3,113,452
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
3.300%	03/11/41	1,500	1,458,468
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
2.650%	12/10/45	2,800	2,559,274
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
3.050%	05/14/24(a)	1,680	1,785,456
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50	900	1,097,833
4.817%	03/14/49	5,500	7,086,785
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23	2,195	2,309,180
4.400%	04/16/50	1,160	1,414,985
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.300%	10/12/28	5,205	5,235,536
4.850%	09/30/29	9,925	10,205,536
5.375%	07/24/44	800	754,009
6.250%	03/08/41	2,150	2,252,910

A40

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Republic of Uzbekistan International Bond (Uzbekistan),
Sr. Unsec’d. Notes, 144A
3.900%	10/19/31		1,597	$1,559,477
Sr. Unsec’d. Notes, 144A, MTN
5.375%	02/20/29		645	703,976
Sr. Unsec’d. Notes, EMTN
5.375%	02/20/29		2,000	2,182,871
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		1,800	1,838,157
4.000%	02/14/51		3,650	3,639,754
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		812	829,213
4.000%	02/14/51		640	638,203
Unsec’d. Notes, 144A, MTN
2.875%	04/13/42	EUR	650	704,028
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.375%	03/21/29		7,200	8,161,494
5.250%	06/23/47		5,400	6,859,693
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.500%	04/22/60		635	759,792
Sr. Unsec’d. Notes, EMTN
2.750%	02/03/32		2,400	2,469,116
3.250%	10/26/26		1,900	2,048,629
3.750%	01/21/55		1,220	1,273,615
5.000%	04/17/49		2,300	2,867,593
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
6.250%	05/23/33		3,900	4,065,919
Unsec’d. Notes, 144A
6.250%	05/23/33		850	886,162
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30		5,775	5,407,844
Sr. Unsec’d. Notes, 144A
2.125%	12/01/30		522	488,813
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.125%	06/03/25		5,860	3,694,199
6.825%	07/18/26		1,450	900,601
6.850%	11/03/25		2,800	1,764,613
Sr. Unsec’d. Notes, 144A
6.825%	07/18/26		1,000	621,104
Suriname Government International Bond (Suriname),
Sr. Unsec’d. Notes
9.250%	10/26/26		902	614,917
Trinidad & Tobago Government International Bond (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
4.500%	06/26/30		1,635	1,728,142
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
4.250%	04/14/26		1,200	1,131,954
4.875%	10/09/26		1,365	1,308,818
4.875%	04/16/43		1,320	1,024,122
5.125%	02/17/28		300	284,750
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
6.000%	03/25/27	2,699	$2,692,043
6.000%	01/14/41	2,900	2,509,703
6.500%	09/20/33	1,520	1,460,074
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/25	3,280	3,559,954
7.750%	09/01/27	6,720	7,283,543
Sr. Unsec’d. Notes, 144A
—%(p)	05/31/40	515	559,997
9.750%	11/01/28	3,330	3,908,751
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31	701	810,582
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
6.000%	12/09/20(d)	4,725	448,875
7.750%	10/13/19(d)	5,500	563,750
9.250%	09/15/27(d)	2,200	233,317
11.750%	10/21/26(d)	2,250	244,759
11.950%	08/05/31(d)	1,200	129,072
12.750%	08/23/22(d)	3,025	327,399
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes
4.800%	11/19/24	3,850	4,263,425
Sr. Unsec’d. Notes, 144A
4.800%	11/19/24	2,200	2,436,243
Zambia Government International Bond (Zambia),
Unsec’d. Notes
5.375%	09/20/22	2,950	2,205,375

Total Sovereign Bonds (cost $366,280,441)			360,162,206
U.S. Government Agency Obligations — 6.8%
Federal Home Loan Mortgage Corp.
2.000%	01/01/36	6,395	6,624,058
2.000%	08/01/36	3,143	3,256,470
2.500%	05/01/51	909	941,254
2.500%	06/01/51	1,824	1,890,615
2.500%	06/01/51	3,321	3,441,702
2.500%	07/01/51	1,112	1,152,503
2.500%	08/01/51	3,096	3,207,647
2.500%	08/01/51	3,793	3,929,824
3.000%	05/01/30	1,039	1,091,723
3.000%	11/01/42	32	35,220
3.000%	01/01/43	36	39,047
3.000%	02/01/43	16	17,355
3.000%	02/01/43	25	26,654
3.000%	02/01/43	113	121,763
3.000%	03/01/43	102	109,666
3.000%	03/01/45	16	17,481
3.000%	04/01/45	115	123,121
3.000%	06/01/45	27	28,259
3.000%	06/01/45	184	197,372
3.000%	07/01/45	124	132,435
3.000%	02/01/47	818	871,428
3.000%	09/01/49	1,364	1,467,312
3.500%	05/01/31	2,356	2,548,724

A41

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	04/01/42	22	$24,126
3.500%	04/01/42	228	250,540
3.500%	08/01/42	46	49,624
3.500%	08/01/42	49	53,023
3.500%	08/01/42	243	263,057
3.500%	09/01/42	8	8,235
3.500%	09/01/42	57	61,360
3.500%	09/01/42	365	392,118
3.500%	10/01/42	10	10,471
3.500%	10/01/42	85	93,091
3.500%	11/01/42	38	41,082
3.500%	12/01/42	439	476,872
3.500%	01/01/43	409	445,252
3.500%	04/01/43	12	13,378
3.500%	04/01/43	50	54,528
3.500%	04/01/43	347	377,344
3.500%	05/01/43	906	981,097
3.500%	10/01/43	106	114,980
3.500%	01/01/44	384	417,867
3.500%	03/01/44	745	805,786
3.500%	05/01/45	315	340,590
3.500%	06/01/45	60	64,177
3.500%	06/01/45	383	413,065
3.500%	01/01/48	5,076	5,450,897
3.500%	03/01/48	2,256	2,431,078
3.500%	01/01/50	2,220	2,384,352
4.000%	06/01/33	225	244,968
4.000%	10/01/40	4	4,940
4.000%	10/01/40	9	9,790
4.000%	10/01/40	19	21,057
4.000%	11/01/40	12	13,054
4.000%	12/01/40	4	4,208
4.000%	12/01/40	264	290,981
4.000%	12/01/40	543	597,994
4.000%	12/01/40	870	962,405
4.000%	02/01/41	144	158,204
4.000%	04/01/41	1,076	1,188,030
4.000%	10/01/41	69	75,947
4.000%	10/01/41	213	234,881
4.000%	12/01/41	141	155,134
4.000%	03/01/42	14	15,001
4.000%	04/01/42	20	21,652
4.000%	04/01/42	46	50,617
4.000%	04/01/42	110	122,218
4.000%	05/01/43	105	115,802
4.000%	01/01/46	3,541	3,894,371
4.000%	02/01/50	5,612	6,049,946
4.500%	09/01/23	26	27,558
4.500%	05/01/39	85	95,279
4.500%	06/01/39	54	60,757
4.500%	08/01/39	380	425,161
4.500%	10/01/39	10	11,096
4.500%	10/01/39	26	28,906
4.500%	10/01/39	522	583,361
4.500%	10/01/39	530	591,788
4.500%	12/01/39	34	37,784
4.500%	03/01/40	80	88,556
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	05/01/40	36	$40,667
4.500%	08/01/40	130	145,308
4.500%	10/01/40	97	108,808
4.500%	02/01/41	14	15,983
4.500%	02/01/41	21	23,314
4.500%	02/01/41	22	24,128
4.500%	02/01/41	43	48,789
4.500%	03/01/41	65	72,496
4.500%	04/01/41	103	115,574
4.500%	04/01/41	279	311,435
4.500%	10/01/41	822	917,193
4.500%	02/01/44	35	39,279
4.500%	03/01/44	9	9,765
4.500%	03/01/44	38	43,182
4.500%	03/01/44	43	47,681
4.500%	07/01/45	3,044	3,290,537
4.500%	05/01/50	316	343,193
5.000%	06/01/23	12	12,165
5.000%	07/01/25	—(r)	31
5.000%	07/01/33	1	654
5.000%	11/01/33	3	3,340
5.000%	11/01/33	4	4,459
5.000%	11/01/33	5	5,689
5.000%	11/01/33	7	8,229
5.000%	07/01/35	1,061	1,210,415
5.000%	11/01/35	156	177,677
5.000%	12/01/35	2	2,063
5.000%	04/01/40	9	9,693
5.000%	04/01/40	67	76,202
5.000%	06/01/40	84	96,853
5.000%	07/01/40	8	8,984
5.000%	07/01/40	51	57,899
5.000%	08/01/40	30	33,468
5.000%	08/01/40	84	95,557
5.000%	08/01/40	261	296,682
5.000%	06/01/41	140	160,189
5.000%	07/01/41	11	12,477
5.000%	07/01/41	16	18,233
5.000%	07/01/41	45	50,810
5.000%	07/01/41	50	56,071
5.500%	03/01/34	37	42,869
5.500%	07/01/35	25	28,994
5.500%	01/01/38	691	801,275
5.500%	06/01/41	250	291,092
6.000%	10/01/32	—(r)	269
6.000%	03/01/33	8	8,921
6.000%	12/01/33	16	19,295
6.000%	12/01/33	211	247,088
6.000%	06/01/37	1	1,636
6.000%	07/01/38	5	5,491
6.000%	08/01/38	9	10,432
6.500%	08/01/36	12	14,513
6.500%	09/01/39	35	39,770
7.000%	06/01/32	1	929
7.000%	06/01/32	1	1,260

A42

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.250% (Cap 11.274%, Floor 2.250%)
2.326%(c)	10/01/36	1	$1,394
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.285%, Floor 1.625%)
1.922%(c)	04/01/37	37	39,023
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.725% (Cap 10.793%, Floor 1.725%)
1.975%(c)	07/01/35	1	1,215
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.733% (Cap 10.182%, Floor 1.733%)
2.108%(c)	02/01/37	17	17,670
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 9.939%, Floor 1.750%)
2.125%(c)	02/01/35	6	6,657
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785% (Cap 10.438%, Floor 1.785%)
2.160%(c)	02/01/37	5	4,818
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.785% (Cap 9.660%, Floor 1.785%)
2.285%(c)	09/01/32	—(r)	298
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.829% (Cap 10.729%, Floor 1.829%)
2.203%(c)	02/01/37	4	3,940
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.835% (Cap 9.974%, Floor 1.835%)
2.289%(c)	03/01/36	4	4,507
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.842% (Cap 10.843%, Floor 1.842%)
2.216%(c)	01/01/37	5	4,948
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.929% (Cap 10.979%, Floor 1.929%)
2.314%(c)	12/01/36	1	1,126
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.029% (Cap 11.126%, Floor 2.029%)
2.448%(c)	11/01/36	4	3,886
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 2.162% (Cap 10.978%, Floor 2.162%)
2.537%(c)	02/01/37	7	7,355
Federal National Mortgage Assoc.
2.000%	TBA	137,195	137,318,261
2.000%	05/01/36	6,577	6,814,701
2.500%	TBA	69,860	72,029,481
2.500%	11/01/29	18	18,447
2.500%	01/01/31	168	176,917
2.500%	11/01/34	5,160	5,424,785
2.500%	06/01/51	1,801	1,866,002
2.500%	06/01/51	2,390	2,480,103
2.500%	07/01/51	1,747	1,810,151
2.500%	08/01/51	3,980	4,139,550
2.500%	08/01/51	4,533	4,681,294
2.500%	10/01/51	7,375	7,613,762
3.000%	TBA	173,752	181,808,392
3.000%	01/01/27	224	236,372
3.000%	06/01/28	2,641	2,783,921
3.000%	11/01/28	559	592,426
3.000%	02/01/29	529	558,100
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	06/01/33	13	$13,536
3.000%	05/01/35	12,117	12,899,544
3.000%	01/01/40	4,808	5,152,919
3.000%	04/01/40	8,490	9,015,486
3.000%	09/01/42	305	327,563
3.000%	10/01/42	333	360,466
3.000%	10/01/42	925	997,982
3.000%	11/01/42	188	201,565
3.000%	11/01/42	202	217,603
3.000%	02/01/43	7	8,161
3.000%	02/01/43	10	10,827
3.000%	02/01/43	21	22,698
3.000%	02/01/43	32	34,109
3.000%	02/01/43	42	45,378
3.000%	02/01/43	155	167,903
3.000%	04/01/43	11	12,247
3.000%	04/01/43	3,777	4,047,542
3.000%	05/01/43	21	22,507
3.000%	05/01/43	53	56,227
3.000%	05/01/43	90	95,847
3.000%	05/01/43	585	621,436
3.000%	07/01/43	160	171,057
3.000%	08/01/43	64	68,336
3.000%	08/01/43	521	560,577
3.000%	09/01/43	782	844,837
3.000%	02/01/44	127	135,932
3.000%	12/01/44	5	4,773
3.000%	05/01/45	181	193,594
3.000%	08/01/45	440	471,519
3.000%	05/01/46	4,530	4,866,721
3.000%	08/01/46	362	380,731
3.000%	10/01/46	204	215,387
3.000%	11/01/46	155	166,134
3.000%	11/01/46	515	552,723
3.000%	11/01/46	781	836,753
3.000%	11/01/46	1,344	1,441,528
3.000%	11/01/46	14,805	15,649,562
3.000%	12/01/46	827	887,708
3.000%	06/01/47	1,474	1,592,081
3.000%	08/01/49	1,187	1,276,681
3.000%	05/01/50	23,526	25,103,358
3.000%	08/01/50	911	968,814
3.000%	08/01/50	1,826	1,943,551
3.000%	09/01/50	190	202,337
3.000%	10/01/50	3,357	3,584,188
3.500%	TBA	32,070	33,932,190
3.500%	07/01/30	60	64,654
3.500%	08/01/30	302	327,283
3.500%	12/01/33	4,215	4,493,104
3.500%	01/01/34	8	8,574
3.500%	01/01/34	20	21,626
3.500%	01/01/34	35	38,107
3.500%	01/01/34	53	57,277
3.500%	05/01/34	1,637	1,754,970
3.500%	02/01/35	169	182,736
3.500%	12/01/41	105	115,795
3.500%	06/01/42	181	195,268

A43

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	06/01/42	373	$402,773
3.500%	07/01/42	217	235,077
3.500%	08/01/42	482	519,067
3.500%	09/01/42	819	885,159
3.500%	10/01/42	784	847,005
3.500%	11/01/42	115	124,634
3.500%	01/01/43	131	141,805
3.500%	01/01/43	839	906,634
3.500%	04/01/43	82	88,630
3.500%	05/01/43	1,178	1,282,859
3.500%	06/01/43	473	517,451
3.500%	06/01/43	477	518,177
3.500%	07/01/43	90	98,424
3.500%	07/01/43	135	146,853
3.500%	07/01/43	181	197,132
3.500%	07/01/43	285	310,493
3.500%	07/01/43	584	639,246
3.500%	08/01/43	127	137,763
3.500%	08/01/43	152	165,653
3.500%	03/01/44	721	791,632
3.500%	11/01/45	57	61,692
3.500%	12/01/45	2,189	2,344,026
3.500%	12/01/45	8,389	9,017,043
3.500%	01/01/46	632	685,503
3.500%	01/01/46	850	922,646
3.500%	05/01/46	286	309,143
3.500%	06/01/46	949	1,033,822
3.500%	01/01/48	3,553	3,770,119
3.500%	12/01/48	3,141	3,352,033
3.500%	06/01/49	10,189	11,213,376
3.500%	07/01/50	3,216	3,418,448
4.000%	TBA	29,785	31,911,253
4.000%	11/01/40	669	737,949
4.000%	12/01/40	790	871,039
4.000%	01/01/41	92	101,996
4.000%	01/01/41	504	555,827
4.000%	02/01/41	95	104,987
4.000%	02/01/41	307	338,121
4.000%	03/01/41	789	869,967
4.000%	04/01/41	271	297,903
4.000%	10/01/41	287	316,538
4.000%	11/01/41	268	296,230
4.000%	01/01/42	346	379,888
4.000%	01/01/42	502	553,683
4.000%	02/01/42	49	54,354
4.000%	02/01/42	304	336,061
4.000%	02/01/42	406	449,589
4.000%	08/01/42	951	1,055,925
4.000%	05/01/45	208	229,406
4.000%	06/01/45	352	386,945
4.000%	07/01/45	116	127,080
4.000%	09/01/45	200	218,711
4.000%	10/01/45	14,154	15,563,569
4.000%	12/01/45	235	255,640
4.000%	09/01/46	162	177,123
4.000%	08/01/47	2,107	2,287,561
4.000%	10/01/48	2,521	2,795,640
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	12/01/49	1,198	$1,282,633
4.500%	TBA	12,270	13,269,821
4.500%	08/01/24	8	8,049
4.500%	04/01/26	34	36,451
4.500%	04/01/26	154	161,836
4.500%	07/01/26	14	14,394
4.500%	10/01/26	58	61,182
4.500%	01/01/27	244	256,599
4.500%	09/01/39	301	334,806
4.500%	12/01/39	422	470,952
4.500%	12/01/39	888	995,477
4.500%	04/01/40	637	714,461
4.500%	07/01/40	63	70,247
4.500%	09/01/40	789	880,916
4.500%	11/01/40	1,149	1,283,237
4.500%	12/01/40	107	119,737
4.500%	12/01/40	528	585,323
4.500%	02/01/41	134	149,910
4.500%	02/01/41	190	213,535
4.500%	02/01/41	334	374,470
4.500%	04/01/41	986	1,099,692
4.500%	05/01/41	27	30,741
4.500%	05/01/41	1,004	1,121,273
4.500%	06/01/41	84	93,114
4.500%	06/01/41	86	95,831
4.500%	08/01/41	14	15,006
4.500%	10/01/41	14	15,578
4.500%	10/01/41	19	20,820
4.500%	11/01/41	18	19,803
4.500%	11/01/41	321	359,088
4.500%	04/01/42	141	158,257
4.500%	08/01/42	32	35,825
4.500%	09/01/42	26	28,423
4.500%	09/01/42	47	52,108
4.500%	09/01/42	80	89,230
4.500%	10/01/42	200	223,386
4.500%	09/01/43	69	76,938
4.500%	11/01/43	48	53,281
4.500%	06/01/44	60	67,070
4.500%	10/01/44	100	110,206
4.500%	02/01/45	42	47,195
4.500%	02/01/45	101	113,131
4.500%	05/01/47	1,420	1,578,375
4.500%	11/01/47	1,971	2,168,573
4.500%	08/01/48	364	394,680
4.500%	12/01/48	1,648	1,784,299
4.500%	05/01/49	2,800	3,033,299
4.500%	09/01/49	5,845	6,438,783
4.500%	01/01/50	273	296,370
4.500%	05/01/50	330	358,910
5.000%	TBA	7,150	7,859,414
5.000%	06/01/23	1	715
5.000%	09/01/23	154	169,366
5.000%	01/01/24	19	19,856
5.000%	06/01/24	11	11,486
5.000%	09/01/25	14	14,208
5.000%	04/01/34	8	8,656

A44

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	07/01/34	8	$9,315
5.000%	03/01/35	350	398,182
5.000%	04/01/35	39	43,916
5.000%	04/01/35	398	453,654
5.000%	05/01/35	46	52,343
5.000%	06/01/35	12	13,838
5.000%	06/01/35	22	24,815
5.000%	06/01/35	48	54,831
5.000%	09/01/35	30	34,033
5.000%	10/01/35	57	65,043
5.000%	10/01/35	312	355,546
5.000%	03/01/36	112	127,841
5.000%	12/01/36	10	11,474
5.000%	12/01/36	444	506,737
5.000%	07/01/37	8	8,855
5.000%	07/01/37	1,127	1,281,499
5.000%	02/01/38	42	47,707
5.000%	05/01/38	266	303,181
5.000%	06/01/39	35	39,397
5.000%	06/01/40	123	139,651
5.000%	06/01/40	147	167,952
5.000%	08/01/40	253	288,929
5.000%	04/01/41	509	581,841
5.000%	06/01/41	28	31,564
5.000%	06/01/41	86	97,931
5.000%	08/01/41	33	36,138
5.000%	09/01/41	195	219,890
5.000%	01/01/42	271	307,386
5.000%	02/01/42	81	91,864
5.000%	05/01/42	164	186,900
5.000%	07/01/42	353	400,532
5.000%	11/01/44	531	602,609
5.000%	07/01/45	1,353	1,509,555
5.000%	12/01/47	2,481	2,796,438
5.500%	03/01/22	—(r)	278
5.500%	07/01/22	—(r)	107
5.500%	07/01/22	—(r)	361
5.500%	08/01/22	—(r)	422
5.500%	01/01/23	20	20,699
5.500%	09/01/34	147	170,154
5.500%	11/01/34	11	13,246
5.500%	12/01/34	45	52,071
5.500%	04/01/35	27	31,911
5.500%	11/01/35	145	168,474
5.500%	12/01/35	37	43,254
5.500%	01/01/36	5	5,963
5.500%	01/01/36	37	43,101
5.500%	03/01/36	5	5,712
5.500%	03/01/36	8	9,413
5.500%	05/01/36	179	207,488
5.500%	05/01/36	356	413,077
5.500%	07/01/36	770	892,123
5.500%	11/01/36	3	3,667
5.500%	08/01/37	8	9,776
5.500%	08/01/37	54	62,887
5.500%	08/01/37	220	255,605
5.500%	08/01/37	416	482,714
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.500%	09/01/37	143	$166,002
5.500%	02/01/38	55	64,388
5.500%	02/01/38	362	420,199
5.500%	09/01/38	208	240,176
5.500%	04/01/39	114	132,975
5.500%	05/01/39	114	133,337
5.500%	03/01/40	225	260,471
5.500%	09/01/41	2	2,198
5.500%	09/01/41	346	403,780
6.000%	11/01/32	9	10,224
6.000%	03/01/33	9	10,578
6.000%	04/01/33	9	11,077
6.000%	02/01/34	93	106,563
6.000%	08/01/34	7	8,290
6.000%	11/01/34	6	7,281
6.000%	11/01/34	398	465,804
6.000%	11/01/35	65	75,653
6.000%	12/01/35	13	14,898
6.000%	02/01/36	484	569,678
6.000%	04/01/36	—(r)	46
6.000%	05/01/36	126	149,443
6.000%	05/01/36	149	175,300
6.000%	06/01/36	15	18,056
6.000%	09/01/36	16	18,368
6.000%	09/01/36	1,039	1,216,786
6.000%	11/01/36	32	37,815
6.000%	12/01/36	4	4,441
6.000%	01/01/37	—(r)	130
6.000%	01/01/37	13	15,291
6.000%	02/01/37	10	11,398
6.000%	02/01/37	121	141,892
6.000%	03/01/37	53	63,069
6.000%	03/01/37	340	401,644
6.000%	03/01/37	762	889,357
6.000%	05/01/37	—(r)	254
6.000%	05/01/37	7	7,744
6.000%	06/01/37	14	16,878
6.000%	08/01/37	119	139,055
6.000%	08/01/37	651	762,218
6.000%	10/01/37	16	18,266
6.000%	02/01/38	39	44,297
6.000%	03/01/38	470	555,339
6.000%	04/01/38	17	20,609
6.000%	05/01/38	117	137,890
6.000%	08/01/38	13	15,810
6.000%	09/01/38	23	27,216
6.000%	10/01/38	97	114,554
6.000%	12/01/38	5	5,562
6.000%	04/01/39	7	8,677
6.000%	06/01/39	139	163,661
6.000%	09/01/39	524	618,416
6.000%	10/01/39	154	182,121
6.000%	02/01/40	74	87,102
6.000%	10/01/40	142	168,073
6.500%	07/01/32	6	6,501
6.500%	07/01/32	37	41,435
6.500%	07/01/32	62	72,287

A45

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	12/01/32	6	$6,847
6.500%	12/01/32	16	18,469
6.500%	07/01/35	18	21,027
6.500%	12/01/35	164	196,002
6.500%	07/01/36	3	2,968
6.500%	07/01/36	569	657,779
6.500%	08/01/36	29	32,614
6.500%	08/01/36	106	126,385
6.500%	08/01/36	132	157,136
6.500%	09/01/36	63	72,225
6.500%	09/01/36	246	288,797
6.500%	10/01/36	8	8,677
6.500%	10/01/36	130	153,602
6.500%	11/01/36	5	5,300
6.500%	12/01/36	2	2,572
6.500%	08/01/37	7	7,773
6.500%	10/01/37	3	3,353
6.500%	10/01/37	97	115,493
6.500%	08/01/38	44	50,838
6.500%	06/01/39	30	34,950
6.500%	10/01/39	148	172,658
6.500%	05/01/40	144	169,639
6.500%	05/01/40	180	208,074
7.000%	01/01/31	—(r)	157
7.000%	04/01/32	—(r)	158
7.000%	04/01/37	26	28,332
Federal National Mortgage Assoc., 12 Month LIBOR + 1.340% (Cap 11.165%, Floor 1.340%)
1.715%(c)	12/01/35	3	2,775
Federal National Mortgage Assoc., 12 Month LIBOR + 1.568% (Cap 9.680%, Floor 1.568%)
1.841%(c)	07/01/35	3	3,029
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590% (Cap 10.364%, Floor 1.590%)
1.926%(c)	12/01/35	8	8,169
Federal National Mortgage Assoc., 12 Month LIBOR + 1.655% (Cap 10.934%, Floor 1.655%)
1.905%(c)	08/01/37	3	3,328
Federal National Mortgage Assoc., 12 Month LIBOR + 1.700% (Cap 10.635%, Floor 1.700%)
2.200%(c)	11/01/37	23	23,902
Federal National Mortgage Assoc., 12 Month LIBOR + 1.873% (Cap 11.100%, Floor 1.873%)
2.123%(c)	08/01/36	6	5,827
Federal National Mortgage Assoc., 12 Month LIBOR + 1.892% (Cap 10.733%, Floor 1.892%)
2.307%(c)	12/01/35	2	2,477
Government National Mortgage Assoc.
2.000%	TBA	33,145	33,622,754
2.500%	08/20/51	20,425	21,086,982
2.500%	10/20/51	19,555	20,227,426
3.000%	10/15/42	35	37,701
3.000%	12/15/42	12	13,102
3.000%	05/15/43	32	33,969
3.000%	06/15/43	4	4,342
3.000%	07/15/43	70	74,624
3.000%	08/20/43	822	870,170
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	09/20/43	802	$849,349
3.000%	01/20/44	84	88,428
3.000%	02/20/44	278	294,403
3.000%	06/20/45	970	1,021,880
3.000%	05/20/46	112	120,266
3.000%	05/20/46	275	296,320
3.000%	05/20/46	718	755,510
3.000%	06/20/46	590	628,793
3.000%	07/20/46	178	190,326
3.000%	07/20/46	280	302,123
3.000%	07/20/46	338	355,640
3.000%	07/20/46	398	426,121
3.000%	07/20/46	783	841,733
3.000%	07/20/46	819	870,071
3.000%	08/20/46	251	269,139
3.000%	08/20/46	346	372,202
3.000%	08/20/46	351	378,447
3.000%	09/20/46	181	194,580
3.000%	09/20/46	204	219,357
3.000%	10/20/46	6,038	6,356,152
3.000%	08/20/49	528	543,563
3.000%	10/20/49	1,243	1,276,604
3.000%	01/20/50	34	34,578
3.000%	05/20/50	2,431	2,484,818
3.000%	07/20/50	715	735,734
3.000%	04/20/51	8,304	8,686,798
3.000%	07/20/51	9,303	9,731,737
3.500%	TBA	2,510	2,640,059
3.500%	05/20/42	26	28,083
3.500%	08/20/42	642	694,221
3.500%	11/20/42	15	15,776
3.500%	12/20/42	336	363,440
3.500%	03/20/43	851	914,361
3.500%	04/20/43	32	35,009
3.500%	08/20/43	25	27,468
3.500%	11/15/43	962	1,082,269
3.500%	10/20/44	137	148,315
3.500%	02/15/45	152	163,848
3.500%	02/20/45	377	405,432
3.500%	04/20/45	72	78,241
3.500%	05/20/45	96	103,768
3.500%	05/20/45	254	274,261
3.500%	01/20/46	90	97,603
3.500%	05/20/46	4	4,329
3.500%	05/20/46	36	39,099
3.500%	05/20/46	93	99,565
3.500%	06/20/46	126	135,835
3.500%	06/20/46	1,546	1,644,479
3.500%	07/20/46	412	437,253
3.500%	09/20/46	497	528,434
3.500%	10/20/46	8,584	9,134,905
3.500%	12/20/47	4,377	4,641,091
3.500%	02/20/48	162	173,058
3.500%	03/20/50	3,663	3,926,553
3.500%	04/20/50	8,001	8,649,831
3.500%	08/20/51	1,968	2,087,146
4.000%	09/20/25	24	25,764

A46

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	11/20/25	56	$59,113
4.000%	01/20/26	16	17,148
4.000%	02/20/41	59	64,330
4.000%	05/20/41	561	614,851
4.000%	10/15/41	26	28,819
4.000%	10/15/41	112	124,396
4.000%	10/15/41	125	138,714
4.000%	10/20/41	544	596,136
4.000%	11/20/41	107	117,808
4.000%	12/20/41	52	57,332
4.000%	09/20/42	51	56,265
4.000%	11/20/42	43	47,346
4.000%	03/20/45	3,101	3,390,710
4.000%	06/20/47	2,506	2,687,655
4.000%	09/20/47	1,644	1,760,915
4.000%	01/20/48	749	816,700
4.000%	10/20/50	5,114	5,445,833
4.500%	05/15/39	8	8,743
4.500%	11/20/39	71	78,861
4.500%	02/20/40	643	711,941
4.500%	05/20/40	530	586,589
4.500%	06/15/40	4	4,344
4.500%	06/15/40	29	32,293
4.500%	06/15/40	88	99,188
4.500%	07/15/40	12	13,287
4.500%	08/15/40	37	42,140
4.500%	09/15/40	143	162,178
4.500%	09/20/40	303	336,384
4.500%	11/20/40	162	179,720
4.500%	02/20/41	703	788,752
4.500%	03/15/41	120	136,051
4.500%	03/20/41	803	894,237
4.500%	05/20/41	43	47,988
4.500%	07/20/41	98	109,513
4.500%	09/15/45	469	530,305
4.500%	01/20/46	382	423,569
4.500%	07/20/46	165	183,540
4.500%	08/20/46	259	288,032
4.500%	09/20/46	198	220,888
4.500%	01/20/47	579	636,253
5.000%	03/20/34	1	803
5.000%	07/20/39	118	134,565
5.000%	08/15/39	10	11,736
5.000%	09/15/39	89	103,611
5.000%	10/15/39	18	21,278
5.000%	10/15/39	68	77,692
5.000%	10/20/39	6	6,521
5.000%	02/15/40	188	218,028
5.000%	02/15/40	188	218,028
5.000%	04/15/40	87	99,968
5.000%	05/20/40	466	530,931
5.000%	06/15/40	81	93,953
5.000%	06/20/40	327	373,033
5.000%	07/15/40	8	9,396
5.000%	08/15/40	16	18,904
5.000%	08/20/40	252	287,370
5.000%	09/15/40	11	12,556
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	09/15/40	15	$16,831
5.000%	09/20/40	169	192,342
5.000%	03/20/41	342	389,709
5.000%	08/20/41	390	445,095
5.000%	06/20/47	529	582,025
5.000%	06/20/48	327	353,204
5.000%	09/20/48	2,053	2,217,416
5.000%	12/20/48	1,734	1,871,354
5.000%	06/20/49	3,436	3,708,382
5.500%	10/20/32	1	1,348
5.500%	03/20/34	4	4,670
5.500%	01/20/36	787	925,526
5.500%	03/20/48	421	470,433
5.500%	04/20/48	309	344,772
5.500%	05/20/48	158	174,693
5.500%	09/20/48	4	4,486
5.500%	10/20/48	99	109,297
5.500%	11/20/48	443	488,053
5.500%	12/20/48	1,977	2,180,502
5.500%	01/20/49	457	504,447
5.500%	03/20/49	642	710,027
6.000%	12/20/38	1,204	1,410,270
6.500%	09/20/32	3	3,473
6.500%	12/20/33	1	1,555
8.000%	09/15/22	—(r)	71
8.000%	07/15/23	—(r)	5
8.500%	06/15/26	1	1,051

Total U.S. Government Agency Obligations (cost $1,011,616,599)			1,017,775,224
U.S. Treasury Obligations — 5.5%
U.S. Treasury Bonds
1.375%	11/15/40	23,220	20,865,347
1.875%	02/15/41	8,900	8,709,484
1.875%	02/15/51	8,630	8,233,559
2.375%	05/15/51	49,305	52,633,088
2.500%	02/15/46	2,715	2,936,866
2.750%	08/15/47(k)	4,965	5,638,378
2.875%	08/15/45	17,245	19,888,335
2.875%	11/15/46(k)	11,160	12,929,906
3.000%	05/15/47	9,890	11,735,103
4.375%	11/15/39	3,575	4,953,051
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	11,256	12,015,754
0.125%	10/15/24	8,087	8,649,505
0.125%	10/15/25	7,335	7,936,857
0.125%	04/15/26	10,281	11,131,015
0.125%	07/15/30	16,414	18,107,823
0.125%	07/15/31	25	27,269
0.125%	02/15/51	29	31,391
0.250%	01/15/25	5,218	5,605,777
0.250%	07/15/29	32	35,744
0.375%	07/15/23	6,982	7,355,763
0.375%	07/15/25	3,183	3,472,765
0.375%	01/15/27	7,770	8,579,526
0.625%	01/15/24	16,963	18,097,858
0.625%	01/15/26	16,418	18,120,692

A47

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
U.S. Treasury Notes
0.125%	06/30/22	1,800	$1,800,703
0.125%	11/30/22	32,200	32,198,742
0.125%	12/31/22	33,810	33,804,717
0.125%	01/31/23	31,300	31,288,996
0.125%	02/28/23	61,075	61,036,828
0.125%	03/31/23	26,190	26,167,493
0.125%	08/31/23	12,940	12,906,134
0.375%	04/30/25	29,700	29,377,477
0.375%	01/31/26(a)	65,960	64,548,044
0.500%	02/28/26	27,915	27,446,115
0.625%	08/15/30	6,600	6,142,125
0.750%	04/30/26	13,200	13,099,969
0.750%	05/31/26(a)	15,500	15,369,219
0.875%	11/15/30(a)	50,345	47,796,284
1.125%	02/28/22	5,565	5,589,564
1.125%	02/28/25	11,500	11,692,266
1.125%	02/15/31(a)	11,700	11,334,375
1.500%	02/15/30	5,365	5,401,046
1.625%	02/15/26	30,400	31,371,375
1.875%	06/30/26	24,200	25,251,188
2.125%	03/31/24	10,000	10,427,344
2.250%	12/31/24	5,000	5,267,969
2.750%	06/30/25	43,440	46,687,819

Total U.S. Treasury Obligations (cost $825,302,949)			823,696,648

Total Long-Term Investments (cost $10,600,992,321)			13,124,545,352

	Shares
Short-Term Investments — 20.9%
Affiliated Mutual Funds — 20.2%
PGIM Core Ultra Short Bond Fund(wa)	2,173,485,762	2,173,485,762
PGIM Institutional Money Market Fund (cost $842,687,175; includes $842,641,687 of cash collateral for securities on loan)(b)(wa)	843,193,091	842,687,175

Total Affiliated Mutual Funds (cost $3,016,172,937)		3,016,172,937

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(n) — 0.7%
U.S. Treasury Bills
0.049%	12/30/21	102,973	$102,964,013
(cost $102,960,460)

Total Short-Term Investments (cost $3,119,133,397)			3,119,136,950

TOTAL INVESTMENTS—109.0% (cost $13,720,125,718)			16,243,682,302

Liabilities in excess of other assets(z) — (9.0)%			(1,345,676,653)

Net Assets — 100.0%			$14,898,005,649

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BABs	Build America Bonds
CDI	Chess Depository Interest
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S&P	Standard & Poor’s

A48

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
SDR	Sweden Depositary Receipt
SOFR	Secured Overnight Financing Rate
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TOPIX	Tokyo Stock Price Index
UTS	Unit Trust Security
XTSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $15,765 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $821,766,086; cash collateral of $842,641,687 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
707	2 Year U.S. Treasury Notes	Dec. 2021	$155,578,664	$(133,021)
4,480	5 Year U.S. Treasury Notes	Dec. 2021	549,885,011	(4,062,312)
980	10 Year U.S. Treasury Notes	Dec. 2021	128,977,192	(1,757,665)
2,781	20 Year U.S. Treasury Bonds	Dec. 2021	442,787,344	(8,348,334)
1,239	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	236,726,438	(5,425,074)
144	ASX SPI 200 Index	Dec. 2021	18,980,908	(270,122)
983	Euro STOXX 50 Index	Dec. 2021	46,092,878	(1,317,118)
313	FTSE 100 Index	Dec. 2021	29,831,510	341,095
543	Mini MSCI EAFE Index	Dec. 2021	61,549,050	(2,803,567)
681	Russell 2000 E-Mini Index	Dec. 2021	74,937,240	(1,165,257)
2,162	S&P 500 E-Mini Index	Dec. 2021	464,586,775	(18,980,699)
149	TOPIX Index	Dec. 2021	27,184,015	88,725
				(43,833,349)
Short Positions:
300	2 Year U.S. Treasury Notes	Dec. 2021	66,016,406	40,105
2,111	10 Year U.S. Treasury Notes	Dec. 2021	277,827,401	3,769,380
862	10 Year U.S. Ultra Treasury Notes	Dec. 2021	125,205,500	2,230,358
				6,039,843
				$(37,793,506)
A49

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/15/21	Canadian Imperial Bank of Commerce	AUD	479	$346,193	$346,315	$122	$—
Expiring 10/15/21	Westpac Banking	AUD	4,744	3,497,282	3,429,893	—	(67,389)
Expiring 10/22/21	Citibank, N.A.	AUD	310	228,201	224,136	—	(4,065)
Expiring 10/22/21	Citibank, N.A.	AUD	160	114,081	115,683	1,602	—
British Pound,
Expiring 10/15/21	Deutsche Bank AG	GBP	13,998	19,415,325	18,861,222	—	(554,103)
Expiring 11/19/21	Goldman Sachs International	GBP	165	229,307	222,328	—	(6,979)
Expiring 11/19/21	Goldman Sachs International	GBP	85	115,764	114,532	—	(1,232)
Canadian Dollar,
Expiring 10/15/21	Morgan Stanley & Co. International PLC	CAD	5,361	4,245,787	4,232,485	—	(13,302)
Expiring 10/22/21	Canadian Imperial Bank of Commerce	CAD	290	229,927	228,952	—	(975)
Expiring 10/22/21	Canadian Imperial Bank of Commerce	CAD	145	112,784	114,476	1,692	—
Chinese Renminbi,
Expiring 10/15/21	Bank of America, N.A.	CNH	4,181	649,345	647,642	—	(1,703)
Expiring 10/15/21	BNP Paribas S.A.	CNH	2,091	324,365	323,821	—	(544)
Expiring 10/15/21	Goldman Sachs International	CNH	2,091	323,903	323,821	—	(82)
Expiring 12/17/21	Bank of America, N.A.	CNH	1,584	243,276	244,104	828	—
Expiring 12/17/21	HSBC Bank PLC	CNH	1,187	182,584	182,963	379	—
Expiring 12/17/21	HSBC Bank PLC	CNH	753	115,717	115,995	278	—
Euro,
Expiring 10/15/21	Bank of America, N.A.	EUR	268	314,170	310,528	—	(3,642)
Expiring 10/15/21	Morgan Stanley & Co. International PLC	EUR	28,824	34,149,571	33,397,973	—	(751,598)
Expiring 11/19/21	Morgan Stanley & Co. International PLC	EUR	95	111,152	110,150	—	(1,002)
Expiring 11/19/21	UBS AG	EUR	195	231,211	226,097	—	(5,114)
Japanese Yen,
Expiring 10/15/21	Bank of America, N.A.	JPY	2,905,303	26,479,122	26,107,199	—	(371,923)
Expiring 10/15/21	Goldman Sachs International	JPY	31,987	290,242	287,437	—	(2,805)
Expiring 10/15/21	State Street	JPY	70,000	638,786	629,023	—	(9,763)
New Zealand Dollar,
Expiring 10/22/21	Citibank, N.A.	NZD	320	228,621	220,885	—	(7,736)
Expiring 10/22/21	Citibank, N.A.	NZD	165	112,624	113,894	1,270	—
Singapore Dollar,
Expiring 10/15/21	BNP Paribas S.A.	SGD	2,518	1,879,619	1,854,415	—	(25,204)
Swedish Krona,
Expiring 10/15/21	Bank of America, N.A.	SEK	50,881	5,908,750	5,812,695	—	(96,055)
Swiss Franc,
Expiring 10/15/21	Morgan Stanley & Co. International PLC	CHF	10,305	11,253,360	11,061,634	—	(191,726)
				$111,971,069	$109,860,298	6,171	(2,116,942)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/15/21	RBC Capital Markets	AUD	367	$266,588	$265,339	$1,249	$—
Expiring 10/22/21	Citibank, N.A.	AUD	160	116,081	115,682	399	—
Expiring 10/22/21	HSBC Bank PLC	AUD	310	224,744	224,136	608	—
British Pound,
Expiring 10/15/21	Citibank, N.A.	GBP	230	315,824	309,908	5,916	—
Expiring 10/15/21	RBC Capital Markets	GBP	218	298,275	293,739	4,536	—
Expiring 10/22/21	HSBC Bank PLC	GBP	785	1,076,312	1,057,738	18,574	—
Expiring 11/19/21	Citibank, N.A.	GBP	165	225,892	222,328	3,564	—
Expiring 11/19/21	Morgan Stanley & Co. International PLC	GBP	85	116,527	114,533	1,994	—
Canadian Dollar,
Expiring 10/22/21	Bank of America, N.A.	CAD	290	228,680	228,952	—	(272)
A50

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/22/21	Canadian Imperial Bank of Commerce	CAD	145	$114,835	$114,475	$360	$—
Expiring 10/22/21	HSBC Bank PLC	CAD	1,100	877,188	868,438	8,750	—
Chinese Renminbi,
Expiring 10/15/21	Goldman Sachs International	CNH	8,362	1,292,202	1,295,283	—	(3,081)
Expiring 12/17/21	Morgan Stanley & Co. International PLC	CNH	3,523	541,764	543,062	—	(1,298)
Euro,
Expiring 10/15/21	Deutsche Bank AG	EUR	720	843,896	834,254	9,642	—
Expiring 11/19/21	BNP Paribas S.A.	EUR	1,846	2,177,656	2,139,943	37,713	—
Expiring 11/19/21	BNP Paribas S.A.	EUR	528	622,723	611,939	10,784	—
Expiring 11/19/21	Citibank, N.A.	EUR	909	1,071,710	1,054,002	17,708	—
Expiring 11/19/21	Citibank, N.A.	EUR	260	306,466	301,402	5,064	—
Expiring 11/19/21	HSBC Bank PLC	EUR	695	815,294	805,833	9,461	—
Expiring 11/19/21	Morgan Stanley & Co. International PLC	EUR	1,846	2,181,772	2,139,943	41,829	—
Expiring 11/19/21	Morgan Stanley & Co. International PLC	EUR	909	1,071,464	1,054,002	17,462	—
Expiring 11/19/21	Morgan Stanley & Co. International PLC	EUR	528	623,900	611,939	11,961	—
Expiring 11/19/21	Morgan Stanley & Co. International PLC	EUR	260	306,396	301,402	4,994	—
Expiring 11/19/21	Morgan Stanley & Co. International PLC	EUR	95	111,733	110,150	1,583	—
Expiring 11/19/21	UBS AG	EUR	195	228,650	226,097	2,553	—
Japanese Yen,
Expiring 10/15/21	Bank of America, N.A.	JPY	41,085	371,009	369,192	1,817	—
Mexican Peso,
Expiring 10/15/21	State Street	MXN	3,639	180,562	175,854	4,708	—
New Zealand Dollar,
Expiring 10/22/21	Goldman Sachs International	NZD	165	114,645	113,894	751	—
Expiring 10/22/21	Morgan Stanley & Co. International PLC	NZD	320	224,469	220,886	3,583	—
Swiss Franc,
Expiring 10/15/21	Credit Suisse International	CHF	275	296,235	295,191	1,044	—
Expiring 10/15/21	Deutsche Bank AG	CHF	236	254,087	253,329	758	—
				$17,497,579	$17,272,865	229,365	(4,651)
						$235,536	$(2,121,593)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
American Airlines	06/20/23	5.000%(Q)	419	5.416%	$(15,270)	$(2,199)	$13,071
Community Healthcare Systems, Inc.	06/20/26	5.000%(Q)	1,717	6.217%	(68,910)	(83,588)	(14,678)
					$(84,180)	$(85,787)	$(1,607)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Republic of Argentina	12/20/25	5.000%(Q)	75	20.983%	$(31,422)	$(14,356)	$(17,066)	Barclays Bank PLC

A51

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Credit default swap agreements outstanding at September 30, 2021 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)		Value at Trade Date		Value at September 30, 2021		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.36.V1	12/20/26	1.000%(Q)	13,650		1.816%		$(458,287)		$(541,142)		$(82,855)
CDX.EM.36.V1	12/20/26	1.000%(Q)	195,200		1.816%		(6,914,495)		(7,738,532)		(824,037)
CDX.NA.HY.37.V1	12/20/26	5.000%(Q)	110,400		3.011%		10,682,631		10,414,342		(268,289)
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)	75,000		0.531%		1,752,745		1,813,915		61,170
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)	649,500		0.531%		15,438,126		15,708,505		270,379
							$20,500,720		$19,657,088		$(843,632)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A52